UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07458
                                                     ---------

                            TWEEDY, BROWNE FUND INC.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          M. Gervase Rosenberger, Esq.
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
              ----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-916-0600
                                                           --------------
                        Date of fiscal year end: MARCH 31
                                               ------------------
                    Date of reporting period: MARCH 31, 2005
                                            --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                [GRAPHIC OMITTED]

                                 TWEEDY, BROWNE
                                GLOBAL VALUE FUND

                             -----------------------
                                     ANNUAL
                             -----------------------
                                 MARCH 31, 2005
                             -----------------------

                                [GRAPHIC OMITTED]

                                 TWEEDY, BROWNE
                               AMERICAN VALUE FUND

                              TWEEDY, BROWNE FUND INC.

Investment Adviser's Note .................................................    1
Tweedy, Browne Global Value Fund:
  Expense Information .....................................................    7
  Portfolio Highlights ....................................................    9
  Perspective on Assessing Investment Results .............................   10
  Portfolio of Investments ................................................   12
  Sector Diversification ..................................................   18
  Portfolio Composition ...................................................   19
  Schedule of Forward Exchange Contracts ..................................   20
  Statement of Assets and Liabilities .....................................   25
  Statement of Operations .................................................   26
  Statements of Changes in Net Assets .....................................   27
  Financial Highlights ....................................................   28
  Notes to Financial Statements ...........................................   29
     Investment in the Fund by the Investment Adviser
       and Related Parties ................................................   33
  Report of PricewaterhouseCoopers LLP, Independent Registered
       Public Accounting Firm .............................................   36
  Other Information .......................................................   37
Tweedy, Browne American Value Fund:
  Expense Information .....................................................   42
  Portfolio Highlights ....................................................   44
  Perspective on Assessing Investment Results .............................   45
  Portfolio of Investments ................................................   47
  Portfolio Composition ...................................................   50
  Schedule of Forward Exchange Contracts ..................................   51
  Statement of Assets and Liabilities .....................................   52
  Statement of Operations .................................................   53
  Statements of Changes in Net Assets .....................................   54
  Financial Highlights ....................................................   55
  Notes to Financial Statements ...........................................   56
     Investment in the Fund by the Investment Adviser
       and Related Parties ................................................   60
  Report of PricewaterhouseCoopers LLP, Independent Registered
       Public Accounting Firm .............................................   63
  Other Information .......................................................   64

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

TWEEDY, BROWNE FUND INC.

--------------------------------------------------------------------------------
INVESTMENT ADVISER'S NOTE
--------------------------------------------------------------------------------

                                 [PHOTO OMITTED]

       Left to right: John Spears, Tom Shrager, Chris Browne, Bob Wyckoff and Will Browne.

To Our Shareholders:

      We are pleased to present the Investment Adviser's Report for the Tweedy, Browne Global Value Fund and the Tweedy, Browne American Value Fund for the fiscal year ended March 31, 2005. Investment results* for the last six months and fiscal year, along with results for the past three, five, and ten years, and since inception of both Funds are presented in the tables on the following page:

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                                       1

--------------------------------------------------------------------------------
PERIOD ENDED                      TWEEDY, BROWNE             MSCI EAFE(1)(2)
3/31/05                          GLOBAL VALUE FUND       US $             HEDGED
--------------------------------------------------------------------------------
6 Months                              11.65%            15.13%            10.59%
--------------------------------------------------------------------------------
1 Year                                14.75             15.06             11.55
--------------------------------------------------------------------------------
3 Year                                 8.60             11.64             -0.52
--------------------------------------------------------------------------------
5 Year                                 7.02             -1.15             -4.81
--------------------------------------------------------------------------------
10 Year                               13.15              5.41              7.04
--------------------------------------------------------------------------------
Since Inception(3)                    12.52              5.88              5.94
================================================================================

--------------------------------------------------------------------------------
PERIOD ENDED                      TWEEDY, BROWNE                   S&P
3/31/05                         AMERICAN VALUE FUND             500(1)(4)
--------------------------------------------------------------------------------
6 Months                               5.00%                       6.88%
--------------------------------------------------------------------------------
1 Year                                 4.18                        6.68
--------------------------------------------------------------------------------
3 Year                                 2.76                        2.73
--------------------------------------------------------------------------------
5 Year                                 5.47                       -3.16
--------------------------------------------------------------------------------
10 Year                               11.72                       10.78
--------------------------------------------------------------------------------
Since Inception(3)                    11.03                       10.52
================================================================================

* THE PRECEDING PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE VISIT WWW.TWEEDY.COM TO OBTAIN PERFORMANCE DATA, WHICH IS CURRENT TO THE MOST RECENT MONTH END. SEE PAGE 5 FOR FOOTNOTES 1 THROUGH 4, WHICH DESCRIBE THE INDICES AND INCEPTION DATES OF THE FUNDS. RESULTS ARE ANNUALIZED FOR ALL PERIODS GREATER THAN ONE YEAR.

      Periodically, and at least annually, we like to analyze where we made our gains and where we lost money. Theoretically, the results of such an analysis would indicate whether certain stock sectors or investments in certain countries were better or worse than the overall return of the Funds. Perhaps this information would lead to conclusions that might help us manage the Funds in the future. Unfortunately, what works in theory may not work in practice. The two stocks that had the greatest positive impact on the Global Value Fund's performance over the past twelve months were Jardine Strategic Holdings and Almanij NV.

      Jardine Strategic and Almanij are about as different as two companies can get. They are located 10,000 miles apart and operate in completely different businesses, yet they provided our largest gains. The only common characteristic we can discern is that they were both undervalued. The events that led to an unlocking of their value appear to us to be totally random.

      We can reach a similar conclusion about the predictability of individual stock returns if we look at the Global Value Fund's worst performing stocks of the previous year. The two stocks which had the greatest negative impact on

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                                       2
the Global Value Fund's results last year were Pfizer, the large cap global pharmaceutical company, and Shionogi & Co., a Japanese pharmaceutical company. Pfizer now trades at a price/earnings ratio that is approximately 70% of the price/earnings ratio of the S&P 500 despite the fact that we believe pharmaceuticals are a much better business than the average company in the index. Pharmaceutical stocks in general did not do well last year.

      The two stocks in the American Value Fund which contributed most to its performance were GATX Corp., which leases rail, tank and freight cars as well as aircraft, and ProQuest Company, which publishes content such as scientific journals for libraries and provides technical information for the automotive dealer industry. GATX's share price rose nearly 50% last year in anticipation of a recovery in the leasing business. ProQuest's shares rose nearly 24% last year as it came into favor with street analysts when its business shifted into more educational products. The American Value Fund's biggest dogs last year were Pfizer and MBIA Corp., an insurer of municipal and corporate bonds. Despite meeting earnings targets and a price/earnings ratio less than 10X, the share price of MBIA fell 16.6%.

      Discerning which stocks will perform the best and which will perform the worst in any limited time period such as a year is a task way beyond our capabilities. And searching for any common characteristics among the best and worst stocks does not produce any obvious conclusions. The only common characteristic we strive for in our stocks is that they should be cheap relative to their intrinsic value.

      Our definition of intrinsic value is the price a knowledgeable buyer would pay for the entire company. We look for comparable previous sales of similar businesses as a benchmark for value.

      The issue that confronts us today, and the reason we have chosen to close our Funds to new investors, is that the discount from intrinsic value at which the vast majority of stocks trade has never in our experience been narrower. To paraphrase Warren Buffett, why pay $80 for a stock that is only worth $83? With all major stock market indices still below their highs reached in 2000, one could logically ask why there are so few cheap stocks.

      In a matter of four or five years, the stock market has gone from being as irrationally priced as we can remember, to one that is uncommonly rationally priced. We say "uncommonly" because at almost any time there are industry sectors and/or individual stocks that are significantly mispriced, either on the upside or, more generally, on the downside. That is not the case today. It is almost as if there is no fear in any segment of the stock market. Generally, some constituency within the investment community is spooked by some economic condition which results in excessive undervaluation somewhere. However, today it is as if most stars in the economic sky are in alignment. The economy is growing at better than historic rates, unemployment is near historic lows, as are inflation and interest rates. And if the stock market had some fear about the budget and trade deficits, it would be reflected in the price of the market. It is not. Perhaps it is this apparent lack of fear which concerns us most. Nothing

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                                       3
can be as perfect as the current level of the stock market seems to say it is.

                                CURRENCY HEDGING

      Given the drubbing the dollar has taken in the past two to three years, it would be irresponsible for us not to review our position on currency and its impact on the internationally focused assets we manage.(5) We might add that a number of shareholders in our Funds have questioned our continued policy of hedging our perceived foreign currency exposure back into the dollar. We have always maintained that our goal in investing internationally is to capture the local market return of the stocks we own, and to translate those returns back into the currency in which we measure our net worth, US dollars.

      One shareholder asked whether our policy meant we were making a huge bet on the dollar. We thought long and hard about this question, and concluded it did not. The huge bet we have made on the dollar relates to being Americans and calculating our net worth and budgeting our expenses in dollars. We seek to be currency neutral in dollars, and believe that to be unhedged would mean we were making a huge bet on the euro, the yen and other currencies. Currency speculation is definitely not in our sphere of competence.

                             INDEPENDENT ACCOUNTANTS

      The audit committee and directors of the Funds appointed PricewaterhouseCoopers as independent accountants on May 11, 2005, replacing Ernst & Young who had been the Funds' independent accountants since inception in 1993 and resigned on May 4, 2005. The sole reason for this change was a recent corporate transaction by an affiliate of Affiliated Managers Group, a public company with which the Funds' Adviser is also affiliated. This transaction resulted in a technical loss of Ernst & Young's independence according to SEC regulations and required a change in the Funds' independent accountants. There is not and has never been any disagreement between the management of the Funds and Ernst & Young on matters relating to the Funds' audits, and the Funds' independent directors and Ernst & Young would have continued their relationship if not for this technicality.

      For additional commentary on a variety of issues, we invite you to read our Investment Adviser's Report, which will be sent to you under separate cover.

                                                Very truly yours,

                                                TWEEDY, BROWNE COMPANY LLC

                                                Christopher H. Browne
                                                William H. Browne
                                                John D. Spears
                                                Thomas H. Shrager
                                                Robert Q. Wyckoff, Jr.
                                                MANAGING DIRECTORS

April 26, 2005

--------------------------------------------------------------------------------

Footnotes

(1) Indexes are unmanaged, and the figures for the indexes shown include reinvestment of dividends and capital gains distributions and do not reflect any fees or expenses. Investors cannot invest directly in an index. We strongly recommend that these factors be considered before an investment decision is made.

(2) MSCI EAFE US$ is an unmanaged capitalization-weighted index of companies representing the stock markets of Europe, Australasia and the Far East. MSCI EAFE Hedged consists of the results of the MSCI EAFE Index hedged 100% back into US dollars and accounts for interest rate differentials in forward currency exchange rates. Results for both indexes are inclusive of dividends and net of foreign withholding taxes.

(3) Inception dates for the Global Value Fund and the American Value Fund were June 15, 1993 and December 8, 1993, respectively. Except for the S&P 500 Index, information with respect to all other indexes and averages used is available at month end only; therefore the closest month end to each Fund's inception date, May 31, 1993 and November 30, 1993, respectively, were used.

(4) S&P 500 is an unmanaged capitalization-weighted index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market and includes the reinvestment of dividends.

(5) Although hedging against currency exchange rate changes reduces the risk of loss from exchange rate movements, it also reduces the ability of the Funds to gain from favorable exchange rate movements when the U.S. dollar declines against the currencies in which the Funds' investments are denominated and in some interest rate environments may impose out-of-pocket costs on the Funds.

      The securities of small, less well-known companies may be more volatile than those of larger companies. In addition, investing in foreign securities involves additional risks beyond the risks of investing in securities of US markets. These risks involve economic and political considerations not typically found in US markets, including currency fluctuation, political uncertainty and different financial standards, regulatory environments, and overall market and economic factors in the countries. Investors should refer to the prospectus for description of risk factors associated with investments in securities held by the Funds.

--------------------------------------------------------------------------------

Tweedy, Browne American Value Fund and Tweedy, Browne Global Value Fund are distributed by Tweedy, Browne Company LLC.

This material must be preceded or accompanied by a prospectus for Tweedy, Browne Fund Inc.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
EXPENSE INFORMATION
--------------------------------------------------------------------------------

      A shareholder of the Fund incurs two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help shareholders understand their ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2004 to March 31, 2005.

      ACTUAL EXPENSES The first line of the table on the next page provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder of the Fund for the period. This information may be used to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight a shareholder's ongoing costs only and do not reflect redemption fees. Redemptions from the Fund, including exchange redemptions within 60 days of purchase, are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Fund. There are no other transactional expenses associated with the purchase and sale of shares charged by the Fund, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder's cost would have been higher.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
EXPENSE INFORMATION
--------------------------------------------------------------------------------

                                   BEGINNING              ENDING        EXPENSES PAID DURING
                                 ACCOUNT VALUE         ACCOUNT VALUE           PERIOD*
                                    10/1/04               3/31/05          10/1/04-3/31/05
---------------------------------------------------------------------------------------------
Actual                              $1,000                 $1,117               $7.33
---------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)         $1,000                 $1,018               $6.99
---------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.39%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182 DAYS IN THE MOST RECENT FISCAL HALF-YEAR, DIVIDED BY 365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

March 31, 2005

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
           TWEEDY, BROWNE GLOBAL VALUE FUND VS. MORGAN STANLEY CAPITAL
        INTERNATIONAL ("MSCI") EUROPE, AUSTRALASIA AND FAR EAST ("EAFE")
                        INDEX (IN US DOLLARS AND HEDGED)
                             6/15/93 THROUGH 3/31/05

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            TWEEDY, BROWNE GLOBAL   INDEX: MSCI EAFE INDEX      INDEX: MSCI EAFE
DATE              VALUE FUND*           (IN US DOLLARS)*         INDEX (HEDGED)*
----              -----------           ----------------         ---------------
6/1/93              10000                    9843.98                 9964
9/1/93              10310                    10496.9                 10555
3/1/94              12260                    10957.7                 10839.9
9/1/94              12300                    11528.7                 10857.4
3/1/95              11678.3                  11678.3                 10032.7
9/1/95              12874.6                  12196.1                 11290.1
3/1/96              14700.9                  13056.7                 12764.8
9/1/96              15174.4                  13246.6                 13339.7
3/1/97              17149.3                  13246.6                 14363.6
9/1/97              19878.1                  14860.2                 16601.2
3/1/98              22823.5                  15711.4                 18480.9
9/1/98              18819.1                  13621.3                 15406.3
3/1/99              23514.3                  16664.1                 19365.4
9/1/99              26648.7                  17837.5                 20443.8
3/1/00              28612.7                  20845.3                 25338.2
9/30/00             30551.9                  18404.6                 24398.4
3/31/01             30094.5                  15455.6                 21791.3
9/30/01             27549                    13152                   17920
3/31/02             31361                    14141                   20111
9/30/02             24673.8                  11287                   14162
3/31/03             23565                    10856                   12929
9/30/03             29228                    14000                   15639
3/31/04             35003                    17102                   17751
9/30/04             35975                    17092                   17905
3/31/05             40167                    19678                   19801

MSCI EAFE INDEX REPRESENTS THE CHANGE IN MARKET CAPITALIZATIONS OF EUROPE, AUSTRALASIA AND THE FAR EAST (EAFE), INCLUDING DIVIDENDS REINVESTED MONTHLY, NET AFTER FOREIGN WITHHOLDING TAXES.

INDEX AND AVERAGE INFORMATION IS AVAILABLE AT MONTH END ONLY; THEREFORE, THE CLOSEST MONTH END TO INCEPTION DATE OF THE FUND, MAY 31, 1993, HAS BEEN USED.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*

                                            WITHOUT
THE FUND                     ACTUAL         WAIVERS
----------------            --------       ---------
Inception (6/15/93)
 through 3/31/05             12.52%          12.50%
Year Ended 3/31/05           14.75%          14.75%

                             AGGREGATE TOTAL RETURN*

                             YEAR          INCEPTION
                             ENDED         (6/15/93)-
                            3/31/05         3/31/05
                           ---------       ---------

The Fund                     14.75%         301.67%
MSCI EAFE (in
  US Dollar)                 15.06%          96.78%
MSCI EAFE (Hedged)           11.55%          98.01%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE: THE PERFORMANCE  SHOWN  REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE
      OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

* ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND IS NET OF FOREIGN WITHHOLDING TAX.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PERSPECTIVE ON ASSESSING INVESTMENT RESULTS
--------------------------------------------------------------------------------

March 31, 2005

      In accordance with rules and guidelines set out by the Securities and Exchange Commission, we have provided a comparison of the historical investment results of Tweedy, Browne Global Value Fund to the historical investment results of the most appropriate broad-based securities indices, the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index in US dollars and hedged into US dollars.

      However, the historical results of the MSCI EAFE indices in large measure represent the investment results of stocks that we do not own. Any portfolio which does not own exactly the same stocks in exactly the same proportions as the index to which the particular portfolio is being compared is not likely to have the same results as the index. The investment behavior of a diversified portfolio of undervalued stocks tends to be correlated to the investment behavior of a broad index; i.e., when the index is up, probably more than one-half of the stocks in the entire universe of public companies in all the countries that are included in the same index will be up, albeit, in greater or lesser percentages than the index. Similarly, when the index declines, probably more than one-half of the stocks in the entire universe of public companies in all countries that are included in the index will be down in greater or lesser percentages than the index. But it is almost a mathematical truth that "different stocks equal different results."

      We believe that favorable or unfavorable historical investment results in comparison to an index are not necessarily predictive of future comparative investment results. In ARE SHORT-TERM PERFORMANCE AND VALUE INVESTING MUTUALLY EXCLUSIVE?, Eugene Shahan analyzed the investment performance of seven money managers, about whom Warren Buffett wrote in his article, THE SUPER-INVESTORS OF GRAHAM AND DODDSVILLE. Over long periods of time, the seven managers significantly outperformed the market as measured by the Dow Jones Industrial Average (the "DJIA") or the Standard & Poor's 500 Stock Index (the "S&P 500") by between 7.7% and 16.5% annually. (The goal of most institutional money managers is to outperform the market by 2% to 3%.) However, for periods ranging from 13 years to 28 years, this group of managers underperformed the market between 7.7% and 42% of the years. Six of the seven investment managers underperformed the market between 28% and 42% of the years. In today's environment, they would have lost many of their clients during their periods of underperformance. Longer term, it

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                                       10

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PERSPECTIVE ON ASSESSING INVESTMENT RESULTS
--------------------------------------------------------------------------------

would have been the wrong decision to fire any of those money managers. In examining the seven long-term investment records, unfavorable investment results as compared to either index did not predict the future favorable comparative investment results which occurred, and favorable investment results in comparison to the DJIA or the S&P 500 were not always followed by future favorable comparative results. Stretches of consecutive annual underperformance ranged from one to six years. Mr. Shahan concluded:

      UNFORTUNATELY, THERE IS NO WAY TO DISTINGUISH BETWEEN A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL DO WELL OVER 15 YEARS, FROM A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL CONTINUE TO DO POORLY. NOR IS THERE ANY REASON TO BELIEVE THAT A MANAGER WHO DOES WELL FROM THE OUTSET CANNOT CONTINUE TO DO WELL, AND CONSISTENTLY.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2005

                                [GRAPHIC OMITTED]

                                                                                        MARKET
                                                                                        VALUE
      SHARES                                                                           (NOTE 1)
      ------                                                                           --------
                COMMON STOCKS--79.3%
                BELGIUM--2.1%
     1,646,311  KBC Groupe SA .................................................     $  139,182,432
                                                                                    --------------
                CANADA--1.4%
       144,800  Canadian Western Bank .........................................          3,063,917
       132,800  Melcor Developments Ltd. ......................................          7,052,445
     1,873,000  National Bank of Canada, Toronto ..............................         81,075,348
                                                                                    --------------
                                                                                        91,191,710
                                                                                    --------------
                CZECH REPUBLIC--0.0%++
         2,800  Philip Morris CR AS ...........................................          2,305,167
                                                                                    --------------
                DENMARK--0.4%
       950,000  Danske Bank A/S ...............................................         27,635,550
                                                                                    --------------
                FINLAND--3.1%
     1,000,000  Huhtamaki Oyj .................................................         15,933,666
     2,435,000  Kone Oyj, B Shares ............................................        189,783,414
                                                                                    --------------
                                                                                       205,717,080
                                                                                    --------------
                FRANCE--5.2%
       433,783  BNP Paribas SA ................................................         30,809,733
     2,390,980  CNP Assurances ................................................        169,820,983
        37,278  Compagnie Lebon SA ............................................          4,053,905
     1,459,276  Nexans SA .....................................................         60,499,720
         1,000  NSC Groupe ....................................................             76,094
     1,001,109  Sanofi-Aventis ................................................         84,635,761
                                                                                    --------------
                                                                                       349,896,196
                                                                                    --------------
                GERMANY--5.8%
       118,937  Boewe Systec AG ...............................................          7,079,583
       768,493  Fraport AG ....................................................         31,641,009
        42,354  KSB AG ........................................................          7,838,440
       108,159  Linde AG ......................................................          7,450,129
       875,766  Merck KGaA ....................................................         62,600,242
     1,560,342  Springer (Axel) Verlag AG .....................................        186,566,157
     1,834,000  Volkswagen AG .................................................         87,524,018
                                                                                    --------------
                                                                                       390,699,578
                                                                                    --------------
                HONG KONG--2.4%
    13,780,000  Jardine Strategic Holdings Ltd. ...............................        135,733,000
    42,847,281  SCMP Group Ltd. ...............................................         19,090,604
     3,917,952  Swire Pacific Ltd., Class B ...................................          5,827,183
                                                                                    --------------
                                                                                       160,650,787
                                                                                    --------------

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2005

                                                                                        MARKET
                                                                                        VALUE
      SHARES                                                                           (NOTE 1)
      ------                                                                           --------
                COMMON STOCKS
                IRELAND--0.4%
     6,623,979  Independent News & Media PLC ..................................     $   21,952,519
     1,111,317  Unidare PLC ...................................................          4,694,038
                                                                                    --------------
                                                                                        26,646,557
                                                                                    --------------
                ITALY--1.6%
     1,150,500  Maffei SPA ....................................................          2,631,628
     6,402,940  Mondadori (Arnoldo) Editore SPA ...............................         68,569,643
     2,598,000  Natuzzi SPA, Sponsored ADR ....................................         26,993,220
     1,005,000  Sol SPA .......................................................          5,877,651
       805,250  Vincenzo Zucchi SPA ...........................................          4,013,482
                                                                                    --------------
                                                                                       108,085,624
                                                                                    --------------
                JAPAN--5.9%
       722,000  Amatsuji Steel Ball Manufacturing Company Ltd. ................          9,318,633
       552,900  Chofu Seisakusho Company Ltd. .................................         12,225,210
         1,001  Coca-Cola Central Japan Company Ltd. ..........................          8,062,467
       173,900  Credia Company Ltd. ...........................................          4,877,524
       455,000  Daiwa Industries Ltd. .........................................          2,280,105
     5,251,000  Fujitec Company Ltd. ..........................................         27,443,053
       631,100  Fukuda Denshi Company Ltd. ....................................         26,728,525
        22,100  Hurxley Corporation ...........................................            457,662
       319,000  Inaba Seisakusho Company Ltd. .................................          5,284,854
       321,000  Katsuragawa Electric Company Ltd. .............................          2,445,914
     1,461,000  Kawasumi Laboratories Inc. ....................................         10,777,197
        69,100  Mandom Corporation ............................................          1,883,195
       477,000  Matsumoto Yushi-Seiyaku Company Ltd. ..........................         12,442,315
       309,600  Meito Sangyo Company Ltd. .....................................          5,140,703
        30,200  Milbon Company Ltd. ...........................................            872,457
       307,100  Mirai Industry Company Ltd. ...................................          2,584,050
        71,000  Nankai Plywood Company Ltd. ...................................            436,780
        40,000  Nippon Antenna Company Ltd. ...................................            374,533
     1,203,000  Nippon Cable System Inc. ......................................         16,645,849
       162,780  Nippon Kanzai Company Ltd. ....................................          2,876,348
     1,253,000  Nippon Konpo Unyu Soko Company Ltd. ...........................         14,362,173
       746,000  Nissha Printing Company Ltd. ..................................         11,961,387
       101,200  Nissin Kogyo Company Ltd. .....................................          3,216,904
       721,500  Nitto FC Company Ltd. .........................................          4,485,766
       640,400  Riken Vitamin Company Ltd. ....................................         17,782,236
       451,000  Sangetsu Company Ltd. .........................................         11,131,638
     1,483,200  Sanyo Shinpan Finance Company Ltd. ............................        100,950,785
       760,600  Shikoku Coca-Cola Bottling Company Ltd. .......................         10,666,604
       289,300  Shingakukai Company Ltd. ......................................          2,596,559
       331,500  Shinki Company Ltd. ...........................................          2,950,524
        79,000  Shionogi & Company Ltd. .......................................          1,091,642
       204,000  SK Kaken Company Ltd. .........................................          6,904,263
       612,000  Sonton Food Industry Company Ltd. .............................          7,094,989

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2005

                                                                                        MARKET
                                                                                        VALUE
      SHARES                                                                           (NOTE 1)
      ------                                                                           --------
                COMMON STOCKS
                JAPAN--(CONTINUED)
       484,070  Takefuji Corporation ..........................................     $   32,675,630
       269,000  TENMA Corporation .............................................          5,470,036
     1,073,000  Torishima Pump Manufacturing Company Ltd. .....................          7,574,000
                                                                                    --------------
                                                                                       394,072,510
                                                                                    --------------
                MEXICO--1.8%
     1,921,351  Coca-Cola Femsa SA de CV, Sponsored ADR .......................         46,439,054
     9,467,000  Embotelladoras Arca SA ........................................         19,473,326
    30,132,400  Grupo Continental SA ..........................................         53,816,038
                                                                                    --------------
                                                                                       119,728,418
                                                                                    --------------
                NETHERLANDS--15.1%
     8,518,931  ABN AMRO Holding NV ...........................................        211,910,402
     1,980,990  Akzo Nobel NV .................................................         90,676,944
        23,620  Crown Van Gelder Gemeenschappelijk Bezit NV ...................            532,604
     5,477,810  Heineken Holding NV, Class A ..................................        169,650,931
     1,486,475  Heineken NV ...................................................         51,639,474
     4,810,555  Holdingmaatschappij De Telegraaf NV ...........................        124,415,217
     1,357,432  IMTECH NV .....................................................         44,457,380
     1,409,414  Koninklijke Grolsch NV ........................................         43,192,428
       566,000  Randstad Holding NV ...........................................         25,260,501
     1,829,365  Stork NV ......................................................         71,325,834
       706,587  Twentsche Kabel Holding NV ....................................         32,232,798
     1,161,000  Unilever NV, CVA ..............................................         79,216,703
     4,498,159  Wegener NV ....................................................         59,337,068
       685,097  Wolters Kluwer NV, CVA ........................................         12,545,509
                                                                                    --------------
                                                                                     1,016,393,793
                                                                                    --------------
                NEW ZEALAND--0.4%
    18,750,447  Carter Holt Harvey Ltd. .......................................         26,335,255
                                                                                    --------------
                NORWAY--0.9%
     2,302,000  Schibsted ASA .................................................         60,699,829
                                                                                    --------------
                SINGAPORE--2.9%
     6,708,510  Fraser & Neave Ltd. ...........................................         61,825,836
     5,946,003  Jardine Cycle & Carriage Ltd. .................................         42,180,462
     1,618,990  Robinson & Company Ltd. .......................................          6,036,978
    11,465,650  Singapore Press Holdings Ltd. .................................         31,700,336
     6,292,000  United Overseas Bank Ltd. .....................................         54,935,306
                                                                                    --------------
                                                                                       196,678,918
                                                                                    --------------
                SOUTH KOREA--0.8%
        23,260  Daehan City Gas Company Ltd. ..................................            469,552
        93,346  Dong Ah Tire & Rubber Company Ltd. ............................            534,981
     1,706,610  Korea Electric Power Corporation ..............................         43,862,650

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2005

                                                                                        MARKET
                                                                                        VALUE
      SHARES                                                                           (NOTE 1)
      ------                                                                           --------
                COMMON STOCKS
                SOUTH KOREA--(CONTINUED)
        36,890  Samchully Company Ltd. ........................................     $    2,582,845
       179,075  Tae Young Corporation .........................................          7,230,010
                                                                                    --------------
                                                                                        54,680,038
                                                                                    --------------
                SPAIN--2.0%
     2,883,000  Altadis SA ....................................................        118,214,091
       189,588  Indo Internacional  SA ........................................          1,505,488
     1,553,000  Recoletos Grupo de Comunicacion SA ............................         14,511,944
                                                                                    --------------
                                                                                       134,231,523
                                                                                    --------------
                SWEDEN--0.0%++
        33,000  Cloetta Fazer AB, B Shares ....................................          1,124,489
                                                                                    --------------
                SWITZERLAND--12.5%
        45,377  AFG Arbonia-Foster Holding AG, Bearer .........................         12,563,478
     2,021,000  Compagnie Financiere Richemont AG .............................         63,670,232
         1,586  Conzzeta Holding AG ...........................................          1,929,440
         5,842  Daetwyler Holding AG, Bearer ..................................         14,846,395
        92,315  Edipresse SA, Bearer ..........................................         50,343,779
       116,263  Forbo Holding AG ..............................................         24,581,153
        18,699  Gurit-Heberlein AG, Bearer ....................................         14,001,894
         2,175  Helvetia Patria Holding, Registered ...........................            337,409
        29,327  Loeb Holding AG ...............................................          4,084,472
       752,565  Nestle SA, Registered .........................................        206,625,469
             8  Neue Zuercher Zeitung .........................................            510,110
     2,321,385  Novartis AG, Registered .......................................        108,677,979
        45,425  Phoenix Mecano AG .............................................         13,338,996
       179,979  PubliGroupe SA, Registered ....................................         57,305,169
       187,227  Sarna Kunsstoff Holding AG, Registered ........................         20,436,473
       186,423  Siegfried Holding AG ..........................................         25,025,321
       270,150  SIG Holding AG, Registered ....................................         58,023,660
       100,000  Sika AG, Bearer ...............................................         74,838,493
       374,960  Syngenta AG ...................................................         39,292,310
       473,990  Tamedia AG + ..................................................         46,925,766
                                                                                    --------------
                                                                                       837,357,998
                                                                                    --------------
                UNITED KINGDOM--8.5%
     3,253,659  AGA Foodservice Group PLC .....................................         19,674,059
     6,393,323  Barclays PLC ..................................................         65,357,564
     7,942,980  BBA Group PLC .................................................         45,290,039
     3,979,658  Carclo PLC ....................................................          5,075,998
     7,848,369  Diageo PLC ....................................................        110,634,401
     3,102,000  Elementis PLC .................................................          2,930,784
     3,062,500  Ennstone PLC ..................................................          2,517,313
       950,957  GlaxoSmithKline PLC ...........................................         21,796,845
       593,139  GlaxoSmithKline PLC, Sponsored ADR ............................         27,236,943

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2005

                                                                                        MARKET
                                                                                        VALUE
      SHARES                                                                           (NOTE 1)
      ------                                                                           --------
                COMMON STOCKS
                UNITED KINGDOM--(CONTINUED)
    19,501,939  Group 4 Securicor PLC + .......................................     $   51,713,037
     3,171,539  Novar PLC .....................................................         11,161,904
       584,000  Partridge Fine Art PLC ........................................            794,543
       779,500  Raven Mount PLC ...............................................          1,016,336
    10,148,287  Trinity Mirror PLC ............................................        134,425,824
     4,940,572  TT Electronics PLC ............................................         18,671,499
     5,025,000  Unilever PLC ..................................................         49,660,342
                                                                                    --------------
                                                                                       567,957,431
                                                                                    --------------
                UNITED STATES--6.1%
       313,000  American Express Company ......................................         16,078,810
     1,186,525  American International Group, Inc. ............................         65,745,350
        75,700  American National Insurance Company ...........................          8,016,630
     6,728,996  Hollinger International Inc., Class A .........................         73,346,056
       580,100  MBIA Inc. .....................................................         30,327,628
     3,686,000  Pfizer Inc. ...................................................         96,831,220
       160,000  PNC Financial Services Group Inc. .............................          8,236,800
       692,000  Popular Inc. ..................................................         16,829,440
     2,671,097  Schering-Plough Corporation ...................................         48,480,411
       409,000  Torchmark Corporation .........................................         21,349,800
       350,000  Transatlantic Holdings Inc. ...................................         23,177,000
                                                                                    --------------
                                                                                       408,419,145
                                                                                    --------------

                TOTAL COMMON STOCKS
                (COST $3,102,044,813) .........................................      5,319,690,028
                                                                                    --------------

                PREFERRED STOCKS--2.1%
       104,581  KSB AG, Vorzugsakt ............................................         17,379,877
     2,005,567  ProSieben Sat. 1 Media AG .....................................         37,690,397
     1,718,250  Villeroy & Boch AG ............................................         24,385,644
     1,599,000  Volkswagen AG .................................................         57,813,709
                                                                                    --------------

                TOTAL PREFERRED STOCKS
                (COST $95,287,619) ............................................        137,269,627
                                                                                    --------------
     FACE
     VALUE
     -----
                U.S. TREASURY BILLS--0.2%
$   12,000,000  2.365% ** due 5/26/05 .........................................         11,951,719
     5,100,000  2.850% ** due 8/25/05 .........................................          5,039,310
                                                                                    --------------

                TOTAL U.S. TREASURY BILLS
                (COST $16,998,153) ............................................         16,991,029
                                                                                    --------------

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2005

                                                                                        MARKET
      FACE                                                                              VALUE
      VALUE                                                                            (NOTE 1)
      ------                                                                           --------
                REPURCHASE AGREEMENT--21.1%
                (COST $1,416,224,000)
$1,416,224,000  Agreement with UBS Warburg LLC, 2.65% dated
                3/31/05, to be repurchased at $1,416,328,250 on 4/1/05,
                collateralized by $1,120,424,000 U.S. Treasury Bonds,
                7.000%, 12.750%, 13.250%, 12.500%, 10.625%,
                9.250%, 7.250%, 7.500%, 8.875% and 8.125% due
                7/15/06, 11/15/10, 5/15/14, 8/15/14, 8/15/15, 2/15/16,
                5/15/16, 11/15/16, 2/15/19 and 8/15/19, respectively
                (MARKET VALUE $1,444,554,690) .................................     $1,416,224,000
                                                                                    --------------
TOTAL INVESTMENTS (COST $4,630,554,585*) ............................     102.7%     6,890,174,684
UNREALIZED DEPRECIATION ON FORWARD
  CONTRACTS (NET) ...................................................      (3.1)      (205,849,930)
OTHER ASSETS AND LIABILITIES (NET) ..................................       0.4         22,997,199
                                                                          -----     --------------
NET ASSETS ..........................................................     100.0%    $6,707,321,953
                                                                          =====     ==============

----------
*     AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $4,628,036,007.

**    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

+     NON-INCOME PRODUCING SECURITY.

++    AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.

ABBREVIATIONS:
ADR-- AMERICAN DEPOSITORY RECEIPT
CVA--CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (UNAUDITED)
--------------------------------------------------------------------------------

March 31, 2005

                                                  PERCENTAGE OF    MARKET VALUE
SECTOR DIVERSIFICATION                             NET ASSETS        (NOTE 1)
----------------------                             ----------        --------
COMMON STOCKS:
Food and Beverages ..............................     14.1%      $  942,503,152
Printing and Publishing .........................     13.7          916,901,748
Banking .........................................      8.1          546,043,378
Pharmaceuticals .................................      7.1          476,376,364
Machinery .......................................      5.3          353,850,141
Insurance .......................................      4.3          288,447,172
Manufacturing ...................................      4.2          281,398,366
Holdings ........................................      3.2          216,602,114
Financial Services ..............................      3.2          215,496,451
Chemicals .......................................      2.5          169,707,664
Autos ...........................................      2.2          149,567,233
Tobacco .........................................      1.8          120,519,258
Miscellaneous ...................................      1.6          109,220,214
Commercial Services .............................      1.2           80,384,867
Building Materials ..............................      1.2           79,722,026
Retail ..........................................      0.9           62,184,184
Diversified Operations ..........................      0.7           50,284,563
Construction Materials ..........................      0.7           45,017,626
Paper Products ..................................      0.6           42,801,525
Engineering and Construction ....................      0.6           42,123,192
Electronics .....................................      0.6           32,010,495
Airport Develop/Maint ...........................      0.5           31,641,009
Wholesale .......................................      0.2           15,825,676
Transportation ..................................      0.2           14,362,173
Real Estate .....................................      0.2           11,106,350
Medical Research and Supplies ...................      0.2           10,777,197
Textiles ........................................      0.1            4,013,482
Utilities .......................................      0.0++          3,052,397
Mining and Metal Fabrication ....................      0.0++          2,631,628
Health Care .....................................      0.0++          1,505,488
Other ...........................................      0.1            3,612,895
                                                     -----       --------------
TOTAL COMMON STOCKS .............................     79.3        5,319,690,028
                                                     -----       --------------
PREFERRED STOCKS ................................      2.1          137,269,627
U.S. TREASURY BILLS .............................      0.2           16,991,029
REPURCHASE AGREEMENT ............................     21.1        1,416,224,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS ....     (3.1)        (205,849,930)
OTHER ASSETS AND LIABILITIES (NET) ..............      0.4           22,997,199
                                                     -----       --------------
NET ASSETS ......................................    100.0%      $6,707,321,953
                                                     =====       ==============

----------
++    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (UNAUDITED)
--------------------------------------------------------------------------------

March 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CASH EQUIVALENTS               -19%
BELGIUM                         -2%
CANADA                          -1%
FINLAND                         -3%
FRANCE                          -5%
GERMANY                         -8%
HONG KONG                       -2%
ITALY                           -2%
JAPAN                           -6%
MEXICO                          -2%
NETHERLANDS                    -15%
NORWAY                          -1%
SINGAPORE                       -3%
SOUTH KOREA                     -1%
SPAIN                           -2%
SWITZERLAND                    -13%
UNITED KINGDOM                  -9%
UNITED STATES                   -6%

CZECH REPUBLIC-0% ++
DENMARK-0% ++
IRELAND-0% ++
NEW ZEALAND-0% ++
SWEDEN-0% ++

++    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2005

                                                    CONTRACT         MARKET
                                                     VALUE           VALUE
   CONTRACTS                                          DATE          (NOTE 1)
   ---------                                        --------        --------
FORWARD EXCHANGE CONTRACTS TO BUY
    26,000,000  Danish Krone ...................      4/4/05    $     4,536,142
    20,000,000  European Union Euro ............      4/4/05         25,995,011
    14,500,000  European Union Euro ............      4/8/05         18,847,914
    42,000,000  European Union Euro ............     4/11/05         54,597,386
    60,000,000  European Union Euro ............     4/15/05         78,002,796
    14,000,000  New Zealand Dollar .............      9/2/05          9,821,399
    16,000,000  Singapore Dollar ...............     4/11/05          9,703,462
    35,000,000  Swedish Krona ..................     4/28/05          4,972,526
     8,000,000  Swiss Franc ....................      4/4/05          6,713,498
                                                                ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $212,643,871) .................                $   213,190,134
                                                                ===============
FORWARD EXCHANGE CONTRACTS TO SELL
     8,000,000  Canadian Dollar ................     4/11/05    $    (6,612,935)
     7,000,000  Canadian Dollar ................     4/20/05         (5,786,693)
     4,500,000  Canadian Dollar ................     4/29/05         (3,720,258)
     7,000,000  Canadian Dollar ................     5/10/05         (5,787,932)
    13,300,000  Canadian Dollar ................     5/19/05        (10,998,478)
    11,400,000  Canadian Dollar ................     6/20/05         (9,431,683)
     1,325,000  Canadian Dollar ................     7/11/05         (1,096,614)
     1,400,000  Canadian Dollar ................     7/15/05         (1,158,771)
     4,000,000  Canadian Dollar ................     7/25/05         (3,311,380)
     4,000,000  Canadian Dollar ................      8/8/05         (3,312,270)
     4,500,000  Canadian Dollar ................    10/12/05         (3,731,238)
    10,000,000  Canadian Dollar ................     11/4/05         (8,295,500)
    11,000,000  Canadian Dollar ................    11/18/05         (9,127,637)
     7,500,000  Canadian Dollar ................      1/6/06         (6,229,658)
     9,000,000  Canadian Dollar ................     2/22/06         (7,483,068)
     8,000,000  Canadian Dollar ................     3/21/06         (6,655,441)
     2,500,000  Canadian Dollar ................     3/27/06         (2,080,084)
    42,000,000  Czech Koruna ...................    11/18/05         (1,838,735)
    26,000,000  Danish Krone ...................      4/4/05         (4,536,142)
    15,500,000  Danish Krone ...................     4/28/05         (2,705,542)
    48,000,000  Danish Krone ...................     4/29/05         (8,378,622)
     7,500,000  Danish Krone ...................      5/6/05         (1,309,426)
    83,000,000  Danish Krone ...................     5/18/05        (14,496,298)
    20,000,000  Danish Krone ...................     6/20/05         (3,496,781)
    46,000,000  Danish Krone ...................     7/25/05         (8,050,583)
    15,000,000  Danish Krone ...................     8/16/05         (2,627,427)
    35,000,000  Danish Krone ...................     11/4/05         (6,151,551)
    13,000,000  Danish Krone ...................     3/21/06         (2,300,224)
    17,500,000  Danish Krone ...................     4/12/06         (3,099,621)
    20,000,000  European Union Euro ............      4/4/05        (25,995,011)
    14,500,000  European Union Euro ............      4/8/05        (18,847,914)
    42,000,000  European Union Euro ............     4/11/05        (54,597,386)
    60,000,000  European Union Euro ............     4/15/05        (78,002,796)
   116,000,000  European Union Euro ............     4/20/05       (150,821,189)
    55,000,000  European Union Euro ............     4/28/05        (71,522,024)

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2005

                                                    CONTRACT         MARKET
                                                     VALUE           VALUE
   CONTRACTS                                          DATE          (NOTE 1)
   ---------                                        --------        --------
FORWARD EXCHANGE CONTRACTS TO SELL
    62,000,000  European Union Euro ............     4/29/05    $   (80,626,515)
    27,000,000  European Union Euro ............      5/2/05        (35,114,460)
    40,000,000  European Union Euro ............      5/6/05        (52,027,783)
    20,000,000  European Union Euro ............     5/10/05        (26,017,073)
    41,500,000  European Union Euro ............     5/18/05        (53,998,631)
    40,000,000  European Union Euro ............     5/19/05        (52,048,465)
    60,000,000  European Union Euro ............     5/26/05        (78,089,412)
    27,000,000  European Union Euro ............     5/31/05        (35,145,496)
    22,000,000  European Union Euro ............      6/6/05        (28,641,992)
    18,000,000  European Union Euro ............     6/13/05        (23,439,057)
    20,000,000  European Union Euro ............     6/15/05        (26,044,889)
    41,000,000  European Union Euro ............     6/29/05        (53,413,375)
    87,000,000  European Union Euro ............     6/30/05       (113,344,387)
    16,000,000  European Union Euro ............      7/6/05        (20,849,149)
     8,000,000  European Union Euro ............     7/11/05        (10,426,327)
    15,000,000  European Union Euro ............     7/13/05        (19,550,679)
    22,000,000  European Union Euro ............     7/15/05        (28,676,257)
    50,000,000  European Union Euro ............     7/29/05        (65,204,010)
    46,000,000  European Union Euro ............      8/8/05        (60,013,359)
    25,000,000  European Union Euro ............     8/16/05        (32,627,126)
    20,000,000  European Union Euro ............     8/25/05        (26,111,760)
    85,000,000  European Union Euro ............      9/2/05       (111,010,476)
    50,000,000  European Union Euro ............      9/8/05        (65,315,276)
    86,000,000  European Union Euro ............     9/16/05       (112,376,685)
    16,500,000  European Union Euro ............     9/22/05        (21,565,597)
    45,000,000  European Union Euro ............     9/30/05        (58,834,743)
    44,000,000  European Union Euro ............    10/11/05        (57,556,773)
    28,000,000  European Union Euro ............    10/12/05        (36,628,743)
    15,000,000  European Union Euro ............     11/8/05        (19,647,246)
    45,000,000  European Union Euro ............    11/18/05        (58,969,234)
    50,000,000  European Union Euro ............    11/25/05        (65,542,774)
    60,000,000  European Union Euro ............    11/30/05        (78,669,685)
    11,000,000  European Union Euro ............     12/1/05        (14,423,449)
    30,000,000  European Union Euro ............    12/15/05        (39,362,402)
    35,000,000  European Union Euro ............      1/6/06        (45,970,731)
    56,500,000  European Union Euro ............     1/17/06        (74,249,586)
    12,000,000  Great Britain Pound Sterling ...      4/8/05        (22,665,306)
    20,000,000  Great Britain Pound Sterling ...     4/11/05        (37,769,600)
     6,000,000  Great Britain Pound Sterling ...     4/15/05        (11,328,516)
    10,000,000  Great Britain Pound Sterling ...     4/21/05        (18,874,950)
    15,000,000  Great Britain Pound Sterling ...     4/28/05        (28,302,083)
     5,000,000  Great Britain Pound Sterling ...     4/29/05         (9,433,535)
     7,000,000  Great Britain Pound Sterling ...      5/6/05        (13,202,113)
     4,000,000  Great Britain Pound Sterling ...     5/18/05         (7,539,322)
    16,500,000  Great Britain Pound Sterling ...      6/6/05        (31,070,389)
     6,000,000  Great Britain Pound Sterling ...     6/13/05        (11,294,783)
     6,000,000  Great Britain Pound Sterling ...     6/15/05        (11,293,771)
    17,500,000  Great Britain Pound Sterling ...     6/20/05        (32,932,790)
     5,000,000  Great Britain Pound Sterling ...     7/25/05         (9,395,846)

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2005

                                                    CONTRACT         MARKET
                                                     VALUE           VALUE
   CONTRACTS                                          DATE          (NOTE 1)
   ---------                                        --------        --------
FORWARD EXCHANGE CONTRACTS TO SELL
     6,000,000  Great Britain Pound Sterling ...      8/8/05    $   (11,268,780)
     4,500,000  Great Britain Pound Sterling ...     8/16/05         (8,448,925)
    23,000,000  Great Britain Pound Sterling ...      9/2/05        (43,156,717)
     8,500,000  Great Britain Pound Sterling ...     9/16/05        (15,942,748)
     9,000,000  Great Britain Pound Sterling ...    10/11/05        (16,869,224)
     6,000,000  Great Britain Pound Sterling ...      1/6/06        (11,222,302)
     7,000,000  Great Britain Pound Sterling ...      2/9/06        (13,084,285)
     6,700,000  Great Britain Pound Sterling ...     3/21/06        (12,514,069)
     3,000,000  Great Britain Pound Sterling ...     3/27/06         (5,602,727)
    75,000,000  Hong Kong Dollar ...............     4/15/05         (9,617,657)
    11,000,000  Hong Kong Dollar ...............      5/6/05         (1,410,911)
   160,000,000  Hong Kong Dollar ...............     5/10/05        (20,523,345)
   110,000,000  Hong Kong Dollar ...............      6/6/05        (14,114,465)
    47,000,000  Hong Kong Dollar ...............     6/30/05         (6,032,546)
   126,350,000  Hong Kong Dollar ...............     7/11/05        (16,220,219)
   101,000,000  Hong Kong Dollar ...............     7/13/05        (12,966,333)
   104,000,000  Hong Kong Dollar ...............     7/25/05        (13,354,111)
   137,000,000  Hong Kong Dollar ...............     8/16/05        (17,597,381)
   132,000,000  Hong Kong Dollar ...............     9/16/05        (16,963,435)
    85,000,000  Hong Kong Dollar ...............     9/30/05        (10,925,951)
    46,000,000  Hong Kong Dollar ...............    10/12/05         (5,914,105)
   156,000,000  Hong Kong Dollar ...............     3/15/06        (20,113,461)
 3,800,000,000  Japanese Yen ...................     4/21/05        (35,589,482)
 2,700,000,000  Japanese Yen ...................     4/28/05        (25,302,547)
 1,600,000,000  Japanese Yen ...................      5/6/05        (15,004,708)
 4,500,000,000  Japanese Yen ...................     5/10/05        (42,215,785)
 4,500,000,000  Japanese Yen ...................     5/11/05        (42,219,547)
 1,400,000,000  Japanese Yen ...................     5/26/05        (13,152,555)
 2,250,000,000  Japanese Yen ...................     5/31/05        (21,147,382)
   900,000,000  Japanese Yen ...................     6/15/05         (8,469,759)
 1,550,000,000  Japanese Yen ...................     7/11/05        (14,620,851)
   885,000,000  Japanese Yen ...................     7/15/05         (8,351,204)
 7,700,000,000  Japanese Yen ...................     7/29/05        (72,756,891)
   550,000,000  Japanese Yen ...................      8/8/05         (5,202,609)
 1,210,000,000  Japanese Yen ...................     8/16/05        (11,455,769)
   680,000,000  Japanese Yen ...................      9/2/05         (6,449,507)
   870,000,000  Japanese Yen ...................      9/8/05         (8,256,310)
 1,850,000,000  Japanese Yen ...................    11/18/05        (17,691,313)
   900,000,000  Japanese Yen ...................     1/17/06         (8,665,309)
 2,300,000,000  Japanese Yen ...................     3/15/06        (22,290,291)
 2,000,000,000  Japanese Yen ...................     3/27/06        (19,409,751)
    45,000,000  Mexican Peso ...................     4/21/05         (4,007,772)
    90,000,000  Mexican Peso ...................     4/29/05         (8,003,147)
   152,000,000  Mexican Peso ...................      5/6/05        (13,496,655)
   100,000,000  Mexican Peso ...................     6/15/05         (8,809,292)
    73,000,000  Mexican Peso ...................      9/2/05         (6,338,964)
    45,000,000  Mexican Peso ...................      9/8/05         (3,903,763)
   200,000,000  Mexican Peso ...................    12/15/05        (17,066,588)
   190,000,000  Mexican Peso ...................      1/6/06        (16,158,233)

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2005

                                                    CONTRACT         MARKET
                                                     VALUE           VALUE
   CONTRACTS                                          DATE          (NOTE 1)
   ---------                                        --------        --------
FORWARD EXCHANGE CONTRACTS TO SELL
   170,000,000  Mexican Peso ...................      3/1/06    $   (14,348,275)
   350,000,000  Mexican Peso ...................     3/27/06        (29,432,924)
     9,000,000  New Zealand Dollar .............      7/6/05         (6,349,402)
    14,000,000  New Zealand Dollar .............      9/2/05         (9,821,399)
    14,000,000  New Zealand Dollar .............    12/15/05         (9,737,661)
    10,500,000  New Zealand Dollar .............      2/9/06         (7,272,762)
     7,350,000  New Zealand Dollar .............     2/22/06         (5,086,098)
    55,000,000  Norwegian Krone ................     5/10/05         (8,719,962)
   170,000,000  Norwegian Krone ................     5/26/05        (26,967,201)
    60,000,000  Norwegian Krone ................      7/6/05         (9,532,358)
    68,000,000  Norwegian Krone ................      9/2/05        (10,829,075)
    40,000,000  Norwegian Krone ................    10/12/05         (6,380,450)
    16,000,000  Singapore Dollar ...............     4/11/05         (9,703,462)
    10,000,000  Singapore Dollar ...............     5/31/05         (6,073,750)
    14,400,000  Singapore Dollar ...............     6/20/05         (8,751,069)
    40,000,000  Singapore Dollar ...............      7/6/05        (24,320,758)
    10,000,000  Singapore Dollar ...............     7/11/05         (6,081,284)
    13,000,000  Singapore Dollar ...............     7/13/05         (7,906,238)
    25,000,000  Singapore Dollar ...............     7/25/05        (15,210,876)
     9,500,000  Singapore Dollar ...............      8/8/05         (5,783,514)
    35,000,000  Singapore Dollar ...............      9/2/05        (21,330,408)
     4,000,000  Singapore Dollar ...............     9/16/05         (2,439,010)
     7,400,000  Singapore Dollar ...............     9/19/05         (4,512,663)
    12,000,000  Singapore Dollar ...............     9/30/05         (7,321,046)
    23,000,000  Singapore Dollar ...............     11/8/05        (14,058,766)
    21,000,000  Singapore Dollar ...............      1/6/06        (12,874,178)
    22,000,000  Singapore Dollar ...............     1/17/06        (13,495,325)
    35,000,000  Singapore Dollar ...............     1/25/06        (21,479,205)
     7,000,000  Singapore Dollar ...............      3/1/06         (4,304,060)
 2,550,000,000  South Korean Won ...............      4/8/05         (2,510,288)
 3,550,000,000  South Korean Won ...............     6/13/05         (3,492,731)
14,000,000,000  South Korean Won ...............     7/26/05        (13,778,047)
11,800,000,000  South Korean Won ...............     8/10/05        (11,615,263)
11,500,000,000  South Korean Won ...............     8/25/05        (11,322,281)
 4,600,000,000  South Korean Won ...............     9/30/05         (4,530,847)
 9,000,000,000  South Korean Won ...............      1/6/06         (8,878,142)
    40,000,000  Swedish Krona ..................     4/28/05         (5,682,886)
     8,000,000  Swiss Franc ....................      4/4/05         (6,713,498)
     6,000,000  Swiss Franc ....................     4/11/05         (5,037,178)
    75,000,000  Swiss Franc ....................     4/21/05        (63,002,116)
    27,500,000  Swiss Franc ....................     4/28/05        (23,110,384)
    11,000,000  Swiss Franc ....................     4/29/05         (9,244,703)
    14,000,000  Swiss Franc ....................      5/6/05        (11,771,789)
    33,000,000  Swiss Franc ....................     5/10/05        (27,755,816)
    15,600,000  Swiss Franc ....................     5/18/05        (13,128,528)
    18,387,000  Swiss Franc ....................      6/6/05        (15,494,585)
    20,000,000  Swiss Franc ....................     6/15/05        (16,863,850)
     7,500,000  Swiss Franc ....................     6/20/05         (6,326,029)
    20,000,000  Swiss Franc ....................     6/30/05        (16,880,634)

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2005

                                                    CONTRACT         MARKET
                                                     VALUE           VALUE
   CONTRACTS                                          DATE          (NOTE 1)
   ---------                                        --------        --------
FORWARD EXCHANGE CONTRACTS TO SELL
    14,000,000  Swiss Franc ....................      7/6/05    $   (11,821,557)
    15,000,000  Swiss Franc ....................     7/11/05        (12,670,522)
     9,850,000  Swiss Franc ....................     7/13/05         (8,321,510)
    37,000,000  Swiss Franc ....................     7/15/05        (31,262,975)
    12,000,000  Swiss Franc ....................     7/25/05        (10,146,665)
     9,000,000  Swiss Franc ....................      8/8/05         (7,618,725)
    10,000,000  Swiss Franc ....................     8/16/05         (8,471,067)
    34,000,000  Swiss Franc ....................      9/2/05        (28,842,353)
    64,000,000  Swiss Franc ....................      9/8/05        (54,316,369)
     7,500,000  Swiss Franc ....................     9/19/05         (6,370,552)
    15,000,000  Swiss Franc ....................     9/22/05        (12,744,027)
    20,000,000  Swiss Franc ....................     9/30/05        (17,002,957)
    17,500,000  Swiss Franc ....................    10/11/05        (14,891,792)
    12,000,000  Swiss Franc ....................     11/4/05        (10,232,831)
    14,000,000  Swiss Franc ....................     11/8/05        (11,942,458)
    13,000,000  Swiss Franc ....................    11/18/05        (11,099,082)
    15,000,000  Swiss Franc ....................    11/25/05        (12,814,445)
     6,000,000  Swiss Franc ....................    11/30/05         (5,128,012)
    10,000,000  Swiss Franc ....................     12/1/05         (8,547,432)
    45,000,000  Swiss Franc ....................    12/15/05        (38,510,450)
    39,000,000  Swiss Franc ....................     1/17/06        (33,472,154)
    16,000,000  Swiss Franc ....................     3/15/06        (13,801,168)
     2,850,000  Swiss Franc ....................     4/12/06         (2,464,151)
                                                                ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $4,133,493,034) ...............                $(4,339,889,227)
                                                                ===============

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

March 31, 2005

ASSETS
   Investments, at value (Cost $ 4,630,554,585) (Note 1)
      Securities ...................................................................      $ 5,473,950,684
      Repurchase Agreement .........................................................        1,416,224,000
                                                                                          ---------------
   Total Investments ...............................................................        6,890,174,684
   Cash and foreign currency (Cost $ 293,532) ......................................              293,930
   Receivable for Fund shares sold .................................................           17,960,525
   Dividends and interest receivable ...............................................           11,217,444
   Tax reclaim receivable ..........................................................            5,406,674
   Prepaid expense .................................................................               44,186
   Receivable for Fund redemption fee proceeds .....................................                1,560
                                                                                          ---------------
      TOTAL ASSETS .................................................................        6,925,099,003
                                                                                          ---------------
LIABILITIES
   Net unrealized depreciation of forward exchange
      contracts (Note 1) ..........................................    $   205,849,930
   Payable for Fund shares redeemed ...............................          5,988,653
   Investment advisory fee payable (Note 2) .......................          4,541,603
   Custodian fees payable (Note 2) ................................            280,543
   Transfer agent fees payable (Note 2) ...........................            278,052
   Administration and accounting fees payable (Note 2) ............            169,143
   Accrued expenses and other payables ............................            669,126
                                                                       ---------------
      TOTAL LIABILITIES ...........................................                           217,777,050
                                                                                          ---------------
NET ASSETS .........................................................................      $ 6,707,321,953
                                                                                          ===============
NET ASSETS CONSIST OF
   Undistributed net investment income .............................................      $    20,415,831
   Accumulated net realized loss on securities, forward exchange
      contracts and foreign currencies .............................................         (237,333,395)
   Net unrealized appreciation of securities, forward exchange
       contracts, foreign currencies and net other assets ..........................        2,054,222,261
   Par value .......................................................................               27,850
   Paid-in capital in excess of par value ..........................................        4,869,989,406
                                                                                          ---------------
      TOTAL NET ASSETS .............................................................      $ 6,707,321,953
                                                                                          ===============
NET ASSET VALUE, offering and redemption price per share
($ 6,707,321,953 / 278,498,389 shares of common stock outstanding) .................      $         24.08
                                                                                          ===============

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended March 31, 2005

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $10,284,967) ............    $ 149,882,007
   Interest ...............................................................       14,670,531
                                                                               -------------
      TOTAL INVESTMENT INCOME .............................................      164,552,538
                                                                               -------------
EXPENSES
   Investment advisory fee (Note 2) .......................    $  73,322,572
   Custodian fees (Note 2) ................................        2,980,305
   Administration and accounting fees (Note 2) ............        1,797,358
   Transfer agent fees (Note 2) ...........................        1,535,876
   Legal and audit fees ...................................          487,937
   Directors' fees and expenses (Note 2) ..................          187,171
   Other ..................................................        1,464,308
                                                               -------------
      TOTAL EXPENSES ......................................                       81,775,527
                                                                               -------------
NET INVESTMENT INCOME .....................................                       82,777,011
                                                                               -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
(Notes 1 and 3):
   Net realized gain (loss) on:
      Securities ..........................................................      411,865,813
      Forward exchange contracts ..........................................     (287,034,980)
      Foreign currencies and net other assets .............................         (159,130)
                                                                               -------------
   Net realized gain on investments during the year .......................      124,671,703
                                                                               -------------
   Net unrealized appreciation (depreciation) of:
      Securities ..........................................................      527,887,375
      Forward exchange contracts ..........................................       86,470,814
      Foreign currencies and net other assets .............................           31,760
                                                                               -------------
   Net unrealized appreciation of investments during the year .............      614,389,949
                                                                               -------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ...............................................................      739,061,652
                                                                               -------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS ................................................................    $ 821,838,663
                                                                               =============

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     YEAR ENDED         YEAR ENDED
                                                                     3/31/2005          3/31/2004
                                                                   --------------     --------------
Net investment income .........................................    $   82,777,011     $   49,966,555
Net realized gain on investments during the year ..............       124,671,703          7,693,551
Net unrealized appreciation of investments during the year ....       614,389,949      1,726,026,017
                                                                   --------------     --------------

Net increase in net assets resulting from operations ..........       821,838,663      1,783,686,123
DISTRIBUTIONS:
   Dividends paid to shareholders from net investment
     income ...................................................       (71,194,524)       (49,712,289)
Net increase (decrease) in net assets from Fund share
   transactions ...............................................       603,617,785       (119,158,692)
Redemption Fees ...............................................           358,219          1,262,462
                                                                   --------------     --------------
Net increase in net assets ....................................     1,354,620,143      1,616,077,604
NET ASSETS
Beginning of year .............................................     5,352,701,810      3,736,624,206
                                                                   --------------     --------------
End of year (including undistributed net investment
   income of $20,415,831 and $11,033,583, respectively) .......    $6,707,321,953     $5,352,701,810
                                                                   ==============     ==============

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund share outstanding throughout each year.

                                                  YEAR            YEAR           YEAR           YEAR           YEAR
                                                  ENDED           ENDED          ENDED          ENDED          ENDED
                                                 3/31/05         3/31/04        3/31/03        3/31/02        3/31/01
                                                ----------      ----------     ----------     ----------     ----------
Net asset value, beginning of year .........    $    21.23      $    14.44     $    19.79     $    19.52     $    21.10
                                                ----------      ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income ......................          0.31            0.20           0.19           0.22           0.22
Net realized and unrealized gain (loss)
   on investments ..........................          2.81            6.78          (5.07)          0.56           0.92
                                                ----------      ----------     ----------     ----------     ----------
Total from investment
   operations ..............................          3.12            6.98          (4.88)          0.78           1.14
                                                ----------      ----------     ----------     ----------     ----------
DISTRIBUTIONS:
   Dividends from net investment
      income ...............................         (0.27)          (0.20)         (0.20)         (0.18)         (0.21)
   Distributions from net
      realized gains .......................            --              --          (0.27)         (0.33)         (2.23)
   Distributions in excess of net
      realized gains .......................            --              --             --             --          (0.28)
                                                ----------      ----------     ----------     ----------     ----------
    Total distributions ....................         (0.27)          (0.20)         (0.47)         (0.51)         (2.72)
                                                ----------      ----------     ----------     ----------     ----------
Redemption fee .............................          0.00(b)         0.01             --             --             --
                                                ----------      ----------     ----------     ----------     ----------
Net asset value, end of year ...............    $    24.08      $    21.23     $    14.44     $    19.79     $    19.52
                                                ==========      ==========     ==========     ==========     ==========
Total return (a) ...........................         14.75%          48.53%        (24.86)%         4.22%          5.17%
                                                ==========      ==========     ==========     ==========     ==========
Ratios/Supplemental Data:
Net assets, end of year (in 000s) ..........    $6,707,322      $5,352,702     $3,736,624     $4,624,399     $3,661,512
Ratio of operating expenses to
   average net assets ......................          1.39%           1.39%          1.37%          1.37%          1.38%
Ratio of net investment income to
   average net assets ......................          1.41%           1.08%          1.17%          1.22%          1.06%
Portfolio turnover rate ....................            13%              8%             8%             7%            12%

----------
(a)   Total return represents aggregate total return for the periods indicated.

(b)   Amount represents less than $0.01 per share.

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      Tweedy, Browne Global Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on June 15, 1993. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the New York Stock Exchange. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. The Fund reviews on a daily basis whether any of its assets may not be readily marketable at the most recently available prices due to unusual developments after the close of the markets in which such assets trade and reserves the right to value any assets at fair value that appear not to be readily marketable for this reason, if the Fund believes fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

opened and the value of the contract at the time that it was closed.

      The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds on behalf of the Fund where available.

      Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the year ended March 31, 2005 the Fund reimbursed Tweedy, Browne Company LLC $527 for such transaction charges.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The character of distributions paid on a tax basis during December 2004 for fiscal year 2005 and December 2003 for fiscal year 2004 is as follows:

                                            2005            2004
Distributions paid from:
Investment Income                       $71,194,524     $49,712,289
Short-term capital gain                          --              --
                                        -----------     -----------
Ordinary Income                          71,194,524      49,712,289
Long-term capital gain                           --              --
                                        -----------     -----------
         Total Distributions            $71,194,524     $49,712,289
                                        ===========     ===========

      As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income           $   20,642,093
Unrealized appreciation                  2,262,138,677
                                        --------------
      Total                             $2,282,780,770
                                        ==============

      FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.

2.    INVESTMENT   ADVISORY   FEE,   OTHER  RELATED   PARTY   TRANSACTIONS   AND
      ADMINISTRATION FEE

      The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne Company LLC ("Tweedy, Browne"). Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fund and unpaid. For the year ended March 31, 2005, Tweedy, Browne received $73,322,572.

      The current and retired managing directors and their families, as well as employees of Tweedy, Browne, the Investment Adviser to the Fund, have approximately $69.4 million of their own money invested in the Fund, as of March 31, 2005.

      The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the value of the aggregate average daily net assets of the Fund and the Tweedy, Browne American Value Fund, allocated according to each Fund's net assets:

--------------------------------------------------------------------------------
                                         BETWEEN         BETWEEN
                                      $500 MILLION     $1 BILLION
                           UP TO           AND             AND        EXCEEDING
                       $500 MILLION    $1 BILLION      $4 BILLION     $4 BILLION
--------------------------------------------------------------------------------
Administration Fees        0.06%          0.04%            0.02%        0.015%
================================================================================

--------------------------------------------------------------------------------
                                         BETWEEN         BETWEEN
                                      $100 MILLION     $2 BILLION
                           UP TO           AND             AND        EXCEEDING
                       $100 MILLION    $2 BILLION      $4 BILLION     $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees            0.03%           0.01%         0.0075%        0.006%
================================================================================

      No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $50,000 annually to be paid quarterly in $12,500 increments plus out-of-pocket expenses for their services as directors. The annual fee of $50,000 paid to each Non-Interested Director is divided proportionately between the Fund and the Tweedy, Browne American Value Fund. The current allocation ratio is 80% of the annual fee paid by the Fund and 20% paid by Tweedy, Browne American Value Fund. Total Directors' fees paid for the year ended March 31, 2005, excluding any out-of-pocket expenses, were $185,543.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Mellon Trust of New England, N.A. ("MTONE"), an indirect, wholly-owned subsidiary of Mellon Financial Corporation, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

3.    SECURITIES TRANSACTIONS

      Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended March 31, 2005, aggregated $669,855,139 and $895,726,073, respectively.

      At March 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was
$2,339,437,490 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $77,298,813.

4.    CAPITAL STOCK

      The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 600,000,000 of the unissued shares have been designated as shares of the Fund. Redemptions from the Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Fund. Changes in shares outstanding for the Fund were as follows:

-----------------------------------------------------------------------------------------------
                                 YEAR ENDED 3/31/05                   YEAR ENDED 3/31/04
                              SHARES            AMOUNT             SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
Sold                        59,048,662     $ 1,336,504,642      150,731,637     $ 2,549,978,411
Reinvested                   2,840,491          65,671,877        2,272,939          44,185,947
Redeemed                   (35,579,306)       (798,558,734)    (159,652,384)     (2,713,323,050)
-----------------------------------------------------------------------------------------------
Net Increase(Decrease)      26,309,847     $   603,617,785       (6,647,808)    $  (119,158,692)
===============================================================================================

5.    FOREIGN SECURITIES

      Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standard practices and requirements with respect to

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, seizure, political and social instability and diplomatic developments.

6.    LINE OF CREDIT

      The Company and MTONE entered into a Line of Credit Agreement (the "Agreement") which, as amended effective September 22, 2004, provides the Company, on behalf of the Fund and the Tweedy, Browne American Value Fund, with a $100 million line of credit (the "Commitment") primarily for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Fund may borrow up to the value of one-third of its net assets; provided, however, that the total Commitment available to the Fund is reduced by borrowings of the Tweedy, Browne American Value Fund. Interest is payable at the Bank's money market rate plus 0.75% on an annualized basis. Under the Agreement, the Company pays a facility fee equal to 0.10% annually of the unutilized Commitment. The Agreement requires, among other provisions, the Fund to maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregated amount of indebtedness pursuant to the Agreement of no less than three-to-one. For the year ended March 31, 2005, the Company did not borrow, on behalf of the Fund, under the Agreement.

7.    CAPITAL LOSS CARRYOVER DISCLOSURE

      As of March 31, 2005, the Fund had a capital loss carryforward for federal income tax purposes of $329,977,246 expiring on March 31, 2012 and $103,278,028 expiring on March 31, 2011. The Fund utilized $176,320,600 of capital loss carryforward during the year ended March 31, 2005.

8.    SECURITIES LENDING

      The Fund may lend  securities  to  brokers,  dealers  and other  financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities.

      At March 31, 2005, the Fund did not have any securities out on loan.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
REPORT OF PRICEWATERHOUSECOOPERS LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders of Tweedy, Browne Global Value Fund and the Board of Directors of Tweedy, Browne Fund Inc.:

      In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tweedy, Browne Global Value Fund (the "Fund") (a series of Tweedy, Browne Fund Inc.) at March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets and financial highlights of the Fund for the periods ended on or before March 31, 2004 were audited by other independent accountants whose report dated May 10, 2004 expressed an unqualified opinion on that statement and those financial highlights.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 20, 2005

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

YEAR ENDED MARCH 31, 2005

1.    TAX INFORMATION

      Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended March 31, 2005, 39.71% qualify for the dividend received deduction available to corporate shareholders.

      For the fiscal year ended March 31, 2005, 100% of the distributions paid by the Fund qualifies for the 15% dividend tax rate.

      If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund may elect to pass through to its shareholders credits for foreign taxes paid.

      For the fiscal year ended March 31, 2005, the Fund derived $118,928,263 of gross income from foreign sources and paid foreign taxes of $10,284,967 (representing $0.4270 and $0.0369 per share, respectively).

2.    PORTFOLIO INFORMATION

      The Company files the Fund's complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

3.    PROXY VOTING INFORMATION

      The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Company's Statement of Additional Information which is available, without charge and upon request, by calling 1-800-432-4789. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, on the SEC's website at http://www.sec.gov.

4.    CHANGE IN INDEPENDENT ACCOUNTANTS

      On May 4, 2005, Ernst & Young LLP ("E&Y") resigned as the Fund's independent auditors for the fiscal year ended March 31, 2005. E&Y's audit reports on the Fund's financial statements for the fiscal years ended March 31, 2004 and March 31, 2003 contained no adverse opinion or disclaimer of

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

opinion, nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended March 31, 2004 and March 31, 2003 and the interim period commencing April 1, 2004 and ended May 4, 2005, (i) there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

      On May 11, 2005 the Audit Committee and the Board of Directors appointed PricewaterhouseCoopers LLP ("PwC") as the Fund's independent auditors for the fiscal year ended March 31, 2005. During the Fund's fiscal years ended March 31, 2004 and March 31, 2003, and the interim period commencing April 1, 2004 and ended May 4, 2005 neither the Fund nor anyone on its behalf has consulted PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K, or reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

5.    SUBSEQUENT EVENT

      As of Wednesday, May 4, 2005, immediately after net asset valuation, the Fund no longer accepts subscriptions for its shares until further notice, with the following exceptions: existing shareholders of the Fund may add to their account, including through reinvestment of distributions; financial advisors who currently have clients invested in the Fund may open new accounts and add to such accounts where operationally feasible; participants in retirement plans utilizing the Fund as an investment option on May 4, 2005 may designate the Fund where operationally feasible; employees of Tweedy, Browne and their family members may open new accounts and add to such accounts; and existing separate account clients of Tweedy, Browne may open new accounts in the Fund and may add to such accounts. The Fund reserves the right to make additional exceptions or otherwise modify the foregoing closure policy at any time and to reject any request to purchase shares for any reason.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

6.    DIRECTORS AND OFFICERS INFORMATION

      Information pertaining to the Directors and officers* of the Company is set forth below. The Board of Directors oversees the Company's business and investment activities and is responsible for protecting the interests of the Fund's shareholders. You can find more information about the Directors in the Company's Statement of Additional Information, which is available free of charge by calling 1-800-432-4789.

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN       OTHER
                                 TERM OF                                            FUND        TRUSTEESHIPS/
                                OFFICE AND                                         COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS, AGE AND         LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN BY       HELD BY
POSITION(S) WITH COMPANY      TIME SERVED(1)       DURING PAST 5 YEARS            DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED DIRECTORS
Paul F. Balser                   4 years         Partner, Ironwood                    2        Director, Janus
Ironwood Partners, LLC                           Partners LLC since                            Capital Group,
420 Lexington Avenue                             December 2001; Partner,                            Inc.
New York, NY 10170                               Ironwood Manufacturing
Age: 63, Director                                Fund LP (private equity
                                                 fund), since July 2003;
                                                 Partner, Generation Partners
                                                 (private equity investments),
                                                 August 1995 to September
                                                 2004
----------------------------------------------------------------------------------------------------------------
Bruce A. Beal                   12 years         Partner and Chairman,                2             None
The Beal Companies                               The Beal Companies
177 Milk Street                                  (real estate development
Boston, MA 02109                                 and investment companies);
Age: 68, Director                                Real estate consultant
----------------------------------------------------------------------------------------------------------------
John C. Hover II                 2 years         Retired since 2001;                  2          Director,
PO Box 676                                       Previously Executive Vice                    Excelsior Private
3039 Durham Road                                 President, United States                     Equity Fund II,
Buckingham, PA 18912                             Trust Company of New                         Inc.; Director,
Age: 62, Director                                York                                        Excelsior Venture
                                                                                             Partners III, LLC;
                                                                                             Director, Excelsior
                                                                                             Venture Investors
                                                                                                 III, LLC
----------------------------------------------------------------------------------------------------------------
Richard B. Salomon              10 years         Partner, Wolf, Block,                2             None
Wolf, Block, Schorr                              Schorr & Solis-Cohen
& Solis-Cohen LLP                                LLP since 2005; Previously,
250 Park Avenue                                  Partner, Salans (law firm)
New York, NY 10177
Age: 57, Director
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                               PORTFOLIOS IN        OTHER
                                 TERM OF                                           FUND         TRUSTEESHIPS/
                                OFFICE AND                                        COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS, AGE AND         LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY        HELD BY
POSITION(S) WITH COMPANY      TIME SERVED(1)       DURING PAST 5 YEARS           DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------
                                              INTERESTED DIRECTOR(2)
Christopher H. Browne(3)         12 years        Managing Director                   2             Director,
Tweedy, Browne                                   Tweedy, Browne                                    American
Company LLC                                      Company LLC                                       Atlantic
350 Park Avenue                                                                                     Company
New York, NY 10022
Age: 58, Chairman and
President
----------------------------------------------------------------------------------------------------------------
                                             OFFICERS WHO ARE NOT DIRECTORS

William H. Browne(3)             12 years          Managing Director                N/A               N/A
Tweedy, Browne                                     Tweedy, Browne
Company LLC                                        Company LLC
350 Park Avenue
New York, NY 10022
Age: 60, Vice President
----------------------------------------------------------------------------------------------------------------
Patricia A. Rogers               Elected           Associate Counsel,               N/A               N/A
Tweedy, Browne                  June 2004          Tweedy, Browne
Company LLC                                        Company LLC
350 Park Avenue
New York, NY 10022
Age: 38, Chief Compliance
Officer
----------------------------------------------------------------------------------------------------------------
M. Gervase Rosenberger           12 years          Executive Vice                   N/A               N/A
Tweedy, Browne                                     President, Tweedy,
Company LLC                                        Browne Company
350 Park Avenue                                    LLC since 2001;
New York, NY 10022                                 Previously, General
Age: 54, Chief Operating                           Counsel and Chief
Officer, Vice President and                        Compliance Officer,
Secretary                                          Tweedy Browne LLC
----------------------------------------------------------------------------------------------------------------
John D. Spears                   12 years          Managing Director                N/A               N/A
Tweedy, Browne                                     Tweedy, Browne
Company LLC                                        Company LLC
350 Park Avenue
New York, NY 10022
Age: 56, Vice President
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                               PORTFOLIOS IN        OTHER
                                 TERM OF                                           FUND         TRUSTEESHIPS/
                                OFFICE AND                                        COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS, AGE AND         LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY        HELD BY
POSITION(S) WITH COMPANY      TIME SERVED(1)       DURING PAST 5 YEARS           DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------
                                   OFFICERS WHO ARE NOT DIRECTORS (CONTINUED)

Robert Q. Wyckoff, Jr.            2 years          Managing Director                N/A               N/A
Tweedy, Browne                                     Tweedy, Browne
Company LLC                                        Company LLC
350 Park Avenue
New York, NY 10022
Age: 52, Treasurer
----------------------------------------------------------------------------------------------------------------

----------
* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Directors and Officers will serve for an indefinite term until the earliest of their: (i) removal, (ii) resignation or (iii) death.

(2) "Interested person" of the company as defined in the Investment Company Act of 1940. Mr. Christopher H. Browne is an "interested person" because of his affiliation with Tweedy, Browne Company LLC, which acts as the Company's investment adviser and distributor.

(3)   Mr. Christopher Browne and Mr. William Browne are brothers.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
EXPENSE INFORMATION
--------------------------------------------------------------------------------

      A shareholder of the Fund incurs two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help shareholders understand their ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2004 to March 31, 2005.

      ACTUAL EXPENSES The first line of the table below provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder of the Fund for the period. This information may be used to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight a shareholder's ongoing costs only. The Fund does not charge transactional expenses associated with the purchase and sale of shares. Other mutual funds may have such transactional charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds, some of which may charge transactional fees, such as commissions, sales loads and/or redemption fees.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
EXPENSE INFORMATION
--------------------------------------------------------------------------------

                                  BEGINNING             ENDING        EXPENSES PAID DURING
                                ACCOUNT VALUE       ACCOUNT VALUE            PERIOD*
                                   10/1/04             3/31/05           10/1/04-3/31/05
------------------------------------------------------------------------------------------
Actual                              $1,000              $1,050                $7.00
------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)         $1,000              $1,018                $6.89
------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.37%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182 DAYS IN THE MOST RECENT FISCAL HALF-YEAR, DIVIDED BY 365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

March 31, 2005

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                     TWEEDY, BROWNE AMERICAN VALUE FUND VS.
                  STANDARD & POOR'S 500 STOCK INDEX ("S&P 500")
                             12/8/93 THROUGH 3/31/05

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 TWEEDY, BROWNE AMERICAN
DATE                    VALUE FUND*               INDEX: S&P 500*
----                    -----------               ---------------
12/8/93                   10000                       10000
3/31/94                   9710                        9638.32
9/30/94                   10260                       10152.1
3/31/95                   10779.8                     11138.7
9/30/95                   13064.6                     13172.5
3/31/96                   14519.9                     14715.5
9/30/96                   15170.2                     15851.3
3/31/97                   17096.6                     17631.9
9/30/97                   21997.9                     22261.5
3/31/98                   24985.4                     26343.6
9/30/98                   21992.3                     24274
3/31/99                   24712.1                     30913.6
9/30/99                   25716                       31025.1
3/31/00                   25017.9                     36457.8
9/30/00                   28027.6                     35143.8
3/31/01                   28723.5                     28100
9/30/01                   27728                       25730
3/31/02                   30087                       28903
9/30/01                   23514.9                     20463
3/31/02                   23720                       21488
9/30/03                   27625                       25761
3/31/04                   31341                       29084
9/30/04                   31096                       29345
3/31/05                   32651                       31047

--------------------------------------------------------------------------------
THE S&P 500 IS AN INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND OVER-THE-COUNTER MARKET AND INCLUDES THE REINVESTMENT OF DIVIDENDS.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*

                                                WITHOUT
THE FUND                      ACTUAL            WAIVERS
--------                     --------          ---------
Inception (12/8/93)
 through 3/31/05              11.03%             10.65%
Year Ended 3/31/05             4.18%              4.18%

                             AGGREGATE TOTAL RETURN*

                               YEAR            INCEPTION
                               ENDED           (12/8/93)-
                              3/31/05           3/31/05
                              -------           -------

The Fund                       4.18%            226.51%
S&P 500                        6.68%            210.47%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE: THE PERFORMANCE  SHOWN  REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE
      OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

*     ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
PERSPECTIVE ON ASSESSING INVESTMENT RESULTS
--------------------------------------------------------------------------------

March 31, 2005

      In accordance with rules and guidelines set out by the Securities and Exchange Commission, we have provided a comparison of the historical investment results of Tweedy, Browne American Value Fund to the historical investment results of the most appropriate broad-based securities market index, the Standard & Poor's 500 Stock Index (the "S&P 500"). The S&P 500 is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. However, the historical results of the S&P 500 in large measure represent the investment results of stocks that we do not own. Any portfolio which does not own exactly the same stocks in exactly the same proportions as the index to which the particular portfolio is being compared is not likely to have the same results as the index. The investment behavior of a diversified portfolio of undervalued stocks tends to be correlated to the investment behavior of a broad index; i.e., when the index is up, probably more than one-half of the stocks in the entire universe of public companies that are included in the same index will be up, albeit, in greater or lesser percentages than the index. Similarly, when the index declines, probably more than one half of the stocks in the entire universe of public companies that are included in the index will be down in greater or lesser percentages than the index. But it is almost a mathematical truth that "different stocks equal different results."

      We believe that favorable or unfavorable historical investment results in comparison to an index are not necessarily predictive of future comparative investment results. In ARE SHORT-TERM PERFORMANCE AND VALUE INVESTING MUTUALLY EXCLUSIVE?, Eugene Shahan analyzed the investment performance of seven money managers, about whom Warren Buffett wrote in his article, THE SUPER INVESTORS OF GRAHAM AND DODDSVILLE. Over long periods of time, the seven managers significantly outperformed the market as measured by the Dow Jones Industrial Average (the "DJIA") or the S&P 500 by between 7.7% and 16.5% annually. (The goal of most institutional money managers is to outperform the market by 2% to 3%.) However, for periods ranging from 13 years to 28 years, this group of managers underperformed the market between 7.7% and 42% of the years. Six of the seven investment managers underperformed the market between 28% and 42% of the years. In today's environment, they would have lost many of their clients during their periods of underperformance. Longer term, it would have been the wrong decision to fire any of those money managers. In examining the seven long-term investment records, unfavorable

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
PERSPECTIVE ON ASSESSING INVESTMENT RESULTS
--------------------------------------------------------------------------------

investment results as compared to either index did not predict the future favorable comparative investment results which occurred, and favorable investment results in comparison to the DJIA or the S&P 500 were not always followed by future favorable comparative results. Stretches of consecutive annual underperformance ranged from one to six years. Mr. Shahan concluded:

      UNFORTUNATELY, THERE IS NO WAY TO DISTINGUISH BETWEEN A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL DO WELL OVER 15 YEARS, FROM A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL CONTINUE TO DO POORLY. NOR IS THERE ANY REASON TO BELIEVE THAT A MANAGER WHO DOES WELL FROM THE OUTSET CANNOT CONTINUE TO DO WELL, AND CONSISTENTLY.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2005

                                [GRAPHIC OMITTED]

                                                                                              MARKET
                                                                                              VALUE
   SHARES                                                                                    (NOTE 1)
   ------                                                                                    --------
              COMMON STOCK - DOMESTIC--64.1%
              AUTOMOTIVE PARTS--1.1%
     220,585  Dollar Thrifty Automotive Group Inc. + ...................................   $   7,230,776
                                                                                           -------------
              BANKING--10.7%
      40,000  Comerica Inc. ............................................................       2,203,200
     429,020  PNC Financial Services Group Inc. ........................................      22,085,950
   1,011,775  Popular Inc. .............................................................      24,606,368
     360,000  Wells Fargo & Company ....................................................      21,528,000
                                                                                           -------------
                                                                                              70,423,518
                                                                                           -------------
              BASIC INDUSTRIES--2.0%
     259,875  Gorman-Rupp Company ......................................................       5,576,917
     148,392  Rayonier Inc., REIT ......................................................       7,349,856
       9,737  Tecumseh Products Company, Class B .......................................         381,058
                                                                                           -------------
                                                                                              13,307,831
                                                                                           -------------
              BROADCAST, RADIO AND TV--3.9%
     776,060  Comcast Corporation, Class A + ...........................................      25,920,404
                                                                                           -------------
              CHEMICALS--0.3%
      77,500  Stepan Company ...........................................................       1,822,025
                                                                                           -------------
              COMPUTER SERVICES--2.1%
     686,815  Electronic Data Systems Corporation ......................................      14,196,466
                                                                                           -------------
              CONSUMER SERVICES--3.1%
     561,578  ProQuest Company + .......................................................      20,301,045
                                                                                           -------------
              DIVERSIFIED FINANCIAL SERVICES--15.4%
     629,490  American Express Company .................................................      32,336,901
     705,500  Federated Investors Inc., Class B ........................................      19,972,705
     383,645  Freddie Mac ..............................................................      24,246,364
     471,573  MBIA Inc. ................................................................      24,653,837
                                                                                           -------------
                                                                                             101,209,807
                                                                                           -------------
              HEALTH CARE--0.8%
      33,147  Corvel Corporation + .....................................................         706,694
      69,124  Johnson & Johnson ........................................................       4,642,368
      10,598  OCA Inc. + ...............................................................          45,041
                                                                                           -------------
                                                                                               5,394,103
                                                                                           -------------
              INSURANCE--17.4%
     316,800  21st Century Insurance Group Inc. ........................................       4,419,360
     210,000  American International Group, Inc. .......................................      11,636,100
     165,125  American National Insurance Company ......................................      17,486,738
     509,850  Great American Financial Resources Inc. ..................................       8,636,859

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2005

                                                                                              MARKET
                                                                                              VALUE
   SHARES                                                                                    (NOTE 1)
   ------                                                                                    --------
              COMMON STOCK - DOMESTIC
              INSURANCE--(CONTINUED)
      16,520  Kansas City Life Insurance Company .......................................   $     805,515
     178,500  Leucadia National Corporation ............................................       6,131,475
      21,600  Merchants Group Inc. .....................................................         525,960
      86,359  National Western Life Insurance Company, Class A + .......................      14,762,207
     379,776  Torchmark Corporation ....................................................      19,824,307
     464,287  Transatlantic Holdings Inc. ..............................................      30,745,085
                                                                                           -------------
                                                                                             114,973,606
                                                                                           -------------
              PHARMACEUTICALS--3.7%
     342,000  Bristol-Myers Squibb Company .............................................       8,707,320
     588,510  Pfizer Inc. ..............................................................      15,460,158
                                                                                           -------------
                                                                                              24,167,478
                                                                                           -------------
              PRINTING AND PUBLISHING--1.5%
     895,545  Hollinger International Inc., Class A ....................................       9,761,440
                                                                                           -------------
              REAL ESTATE--0.2%
      55,225  Ramco-Gershenson Properties Trust, REIT ..................................       1,499,359
                                                                                           -------------
              TELECOMMUNICATIONS--0.7%
      93,600  Commonwealth Telephone Enterprises Inc. + ................................       4,412,304
                                                                                           -------------
              TRANSPORTATION/TRANSPORTATION SERVICES--1.2%
     230,982  GATX Corporation .........................................................       7,666,293
                                                                                           -------------
              TOTAL COMMON STOCK - DOMESTIC
              (COST $237,083,209) ......................................................     422,286,455
                                                                                           -------------
              COMMON STOCK - FOREIGN--18.1%
              ITALY--0.6%
     407,000  Natuzzi SPA, Sponsored ADR ...............................................       4,228,730
                                                                                           -------------
              JAPAN--0.9%
      86,000  Matsumoto Yushi-Seiyaku Company Ltd. .....................................       2,243,268
     118,000  Nippon Konpo Unyu Soko Company Ltd. ......................................       1,352,543
      78,000  Nitto FC Company Ltd. ....................................................         484,948
      63,800  Shikoku Coca-Cola Bottling Company Ltd. ..................................         894,727
     162,000  Torishima Pump Manufacturing Company Ltd. ................................       1,143,512
                                                                                           -------------
                                                                                               6,118,998
                                                                                           -------------
              NETHERLANDS--7.1%
     832,297  ABN AMRO Holding NV, Sponsored ADR .......................................      20,649,288
     608,000  Heineken Holding NV, Class A .............................................      18,830,110
     107,857  Unilever NV, ADR .........................................................       7,379,576
                                                                                           -------------
                                                                                              46,858,974
                                                                                           -------------

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2005

                                                                                              MARKET
                                                                                              VALUE
   SHARES                                                                                    (NOTE 1)
   ------                                                                                    --------
              COMMON STOCK - FOREIGN
              SWITZERLAND--3.9%
     356,900  Nestle SA, Registered, Sponsored ADR .....................................   $  24,497,759
      21,332  Novartis AG, ADR .........................................................         997,911
                                                                                           -------------
                                                                                              25,495,670
                                                                                           -------------
              UNITED KINGDOM--5.6%
     276,000  Diageo PLC, Sponsored ADR ................................................      15,704,400
     136,274  GlaxoSmithKline PLC, Sponsored ADR .......................................       6,257,702
     364,000  Unilever PLC, Sponsored ADR ..............................................      14,560,000
                                                                                           -------------
                                                                                              36,522,102
                                                                                           -------------

              TOTAL COMMON STOCK - FOREIGN
              (COST $72,722,536) .......................................................     119,224,474
                                                                                           -------------

   FACE
   VALUE
   -----

              U.S. TREASURY BILL--0.2%
              (COST $1,494,729)
$  1,500,000  2.365% ** due 5/26/05 ....................................................       1,493,965
                                                                                           -------------

              REPURCHASE AGREEMENT--18.5%
              (COST $122,150,000)
 122,150,000  Agreement with UBS Warburg LLC, 2.65% dated 3/31/05 to be repurchased at $122,158,992 on 4/1/05, collateralized by
              $120,942,000 U.S. Treasury Notes, 2.500% and 7.700% due
              5/31/06 and 7/15/06, respectively (market value $124,593,810) ............     122,150,000
                                                                                           -------------
TOTAL INVESTMENTS (COST $433,443,379*) ......................................    100.9%      665,154,894
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ..........................     (0.5)       (3,427,027)
OTHER ASSETS AND LIABILITIES (NET) ..........................................     (0.4)       (2,650,973)
                                                                                 -----     -------------
NET ASSETS ..................................................................    100.0%    $ 659,076,894
                                                                                 =====     =============

----------
*     AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $433,443,382.

**    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

+     NON-INCOME PRODUCING SECURITY.

ABBREVIATIONS:
ADR--AMERICAN DEPOSITORY RECEIPT.
REIT--REAL ESTATE INVESTMENT TRUST.

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (UNAUDITED)
--------------------------------------------------------------------------------

March 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AUTOMOTIVE PARTS                                         -1%
BANKING                                                 -14%
BASIC INDUSTRIES                                         -2%
BROADCAST, RADIO AND TV                                  -4%
CHEMICALS                                                -1%
COMPUTER SERVICES                                        -2%
CONSUMER SERVICES                                        -3%
DIVERSIFIED FINANCIAL SERVICES                          -15%
FOOD AND BEVERAGES                                      -12%
HEALTH CARE                                              -1%
INSURANCE                                               -17%
MANUFACTURING                                            -1%
PHARMACEUTICALS                                          -5%
PRINTING AND PUBLISHING                                  -2%
TELECOMMUNICATIONS                                       -1%
TRANSPORTATION/TRANSPORTATION SERVICES                   -1%
CASH EQUIVALENTS                                        -18%

MACHINERY-0% ++
REAL ESTATE-0% ++

++    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2005

                                                      CONTRACT        MARKET
                                                       VALUE          VALUE
 CONTRACTS                                              DATE         (NOTE 1)
 ---------                                            --------       --------
FORWARD EXCHANGE CONTRACTS TO BUY
  2,400,000  European Union Euro .................      4/1/05    $   3,119,214
  2,000,000  European Union Euro .................     4/28/05        2,600,801
    400,000  European Union Euro .................     5/18/05          520,469
    650,000  European Union Euro .................     6/13/05          846,410
    520,000  Great Britain Pound Sterling ........      4/1/05          982,542
 63,500,000  Japanese Yen ........................      4/1/05          593,726
325,000,000  Japanese Yen ........................      7/6/05        3,064,208
250,000,000  Japanese Yen ........................     7/13/05        2,358,649
    420,000  Swiss Franc .........................      4/1/05          352,399
                                                                  -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $14,558,740) ....................                $  14,438,418
                                                                  =============

FORWARD EXCHANGE CONTRACTS TO SELL
  2,400,000  European Union Euro .................      4/1/05    $  (3,119,214)
  2,000,000  European Union Euro .................     4/28/05       (2,600,801)
    400,000  European Union Euro .................     5/18/05         (520,469)
    650,000  European Union Euro .................     6/13/05         (846,410)
  4,000,000  European Union Euro .................     6/29/05       (5,211,061)
  7,200,000  European Union Euro .................      7/8/05       (9,382,748)
    500,000  European Union Euro .................     7/13/05         (651,689)
  1,200,000  European Union Euro .................     9/22/05       (1,568,407)
  2,750,000  European Union Euro .................     11/8/05       (3,601,995)
  2,000,000  European Union Euro .................    11/25/05       (2,621,711)
  1,500,000  European Union Euro .................      1/6/06       (1,970,174)
  2,000,000  European Union Euro .................     1/17/06       (2,628,304)
    520,000  Great Britain Pound Sterling ........      4/1/05         (982,542)
  6,000,000  Great Britain Pound Sterling ........      4/8/05      (11,332,653)
  2,500,000  Great Britain Pound Sterling ........     4/28/05       (4,717,014)
  1,000,000  Great Britain Pound Sterling ........      1/6/06       (1,870,384)
    175,000  Great Britain Pound Sterling ........      4/7/06         (326,785)
 63,500,000  Japanese Yen ........................      4/1/05         (593,726)
325,000,000  Japanese Yen ........................      7/6/05       (3,064,208)
250,000,000  Japanese Yen ........................     7/13/05       (2,358,649)
605,000,000  Japanese Yen ........................      8/1/05       (5,718,488)
    420,000  Swiss Franc .........................      4/1/05         (352,399)
  4,000,000  Swiss Franc .........................     4/28/05       (3,361,511)
  1,250,000  Swiss Franc .........................     5/18/05       (1,051,966)
  1,000,000  Swiss Franc .........................      7/6/05         (844,397)
  1,000,000  Swiss Franc .........................     8/16/05         (847,107)
  3,100,000  Swiss Franc .........................     1/25/06       (2,662,475)
  3,700,000  Swiss Franc .........................     2/22/06       (3,185,623)
    900,000  Swiss Franc .........................      4/7/06         (777,833)
                                                                  -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $75,464,038)                                     $ (78,770,743)
                                                                  =============

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

March 31, 2005

ASSETS
   Investments, at value (Cost $ 433,443,379) (Note 1)
      Securities ................................................................      $ 543,004,894
      Repurchase Agreement ......................................................        122,150,000
                                                                                       -------------
   Total Investments ............................................................        665,154,894
   Cash and foreign currency (Cost $ 906) .......................................                906
   Dividends and interest receivable ............................................            917,423
   Receivable for Fund shares sold ..............................................             35,193
   Prepaid expense ..............................................................              5,742
                                                                                       -------------
      TOTAL ASSETS ..............................................................        666,114,158
                                                                                       -------------
LIABILITIES
   Net unrealized depreciation of forward exchange
      contracts (Note 1) ..........................................    $   3,427,027
   Payable for Fund shares redeemed ...............................        2,994,751
   Investment advisory fee payable (Note 2) .......................          453,149
   Transfer agent fees payable (Note 2) ...........................           40,925
   Administration and accounting fees payable (Note 2) ............           16,910
   Custodian fees payable (Note 2) ................................            6,145
   Accrued expenses and other payables ............................           98,357
                                                                       -------------
      TOTAL LIABILITIES .........................................................          7,037,264
                                                                                       -------------
NET ASSETS ......................................................................      $ 659,076,894
                                                                                       =============
NET ASSETS CONSIST OF
   Undistributed net investment income ..........................................      $   2,813,080
   Accumulated net realized gain on securities, forward exchange
      contracts and foreign currencies ..........................................         27,519,178
   Net unrealized appreciation of securities, forward exchange
      contracts, foreign currencies and net other assets ........................        228,284,504
   Par value ....................................................................              2,672
   Paid-in capital in excess of par value .......................................        400,457,460
                                                                                       -------------
      TOTAL NET ASSETS ..........................................................      $ 659,076,894
                                                                                       =============
NET ASSET VALUE, offering and redemption price per share
($659,076,894 / 26,715,690 shares of common stock outstanding) ..................      $       24.67
                                                                                       =============

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended March 31, 2005

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $47,505) .....................    $ 17,134,328
   Interest ....................................................................       1,420,262
   Securities lending (Note 8) .................................................          18,998
                                                                                    ------------
      TOTAL INVESTMENT INCOME ..................................................      18,573,588
                                                                                    ------------
EXPENSES
   Investment advisory fee (Note 2) .............................    $  8,697,913
   Transfer agent fees (Note 2) .................................         296,352
   Administration and accounting fees (Note 2) ..................         213,837
   Legal and audit fees .........................................          95,218
   Custodian fees (Note 2) ......................................          77,505
   Directors' fees and expenses (Note 2) ........................          46,503
   Other ........................................................         134,481
                                                                     ------------
      TOTAL EXPENSES ...........................................................       9,561,809
                                                                                    ------------
NET INVESTMENT INCOME ..........................................................       9,011,779
                                                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
(Notes 1 and 3):
   Net realized gain (loss) on:
      Securities ...............................................................      29,145,838
      Forward exchange contracts ...............................................      (6,645,346)
      Foreign currencies and net other assets ..................................           3,400
                                                                                    ------------
   Net realized gain on investments during the year ............................      22,503,892
                                                                                    ------------
   Net unrealized appreciation (depreciation) of:
      Securities ...............................................................      (6,093,170)
      Forward exchange contracts ...............................................       3,394,773
      Foreign currencies and net other assets ..................................          (2,119)
                                                                                    ------------
   Net unrealized depreciation of investments during the year ..................      (2,700,516)
                                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ....................................................................      19,803,376
                                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS ................................................................    $ 28,815,155
                                                                                    ============

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR ENDED        YEAR ENDED
                                                                       3/31/2005         3/31/2004
                                                                     -------------     -------------
Net investment income .........................................      $   9,011,779     $   7,969,696
Net realized gain on investments during the year ..............         22,503,892        40,722,292
Net unrealized appreciation (depreciation) of investments
   during the year ............................................         (2,700,516)      151,158,153
                                                                     -------------     -------------
Net increase in net assets resulting from operations ..........         28,815,155       199,850,141
DISTRIBUTIONS:
   Dividends paid to shareholders from net investment
      income ..................................................        (10,691,352)       (3,145,548)
   Distributions to shareholders from net realized gain on
      investments .............................................         (9,918,450)               --
Net decrease in net assets from Fund share transactions .......        (77,796,726)     (127,920,014)
                                                                     -------------     -------------
Net increase (decrease) in net assets .........................        (69,591,373)       68,784,579
NET ASSETS
Beginning of year .............................................        728,668,267       659,883,688
                                                                     -------------     -------------
End of year (including undistributed net investment
   income of $2,813,080 and $5,882,535, respectively) .........      $ 659,076,894     $ 728,668,267
                                                                     =============     =============

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund share outstanding throughout each year.

                                             YEAR         YEAR         YEAR         YEAR         YEAR
                                             ENDED        ENDED        ENDED        ENDED        ENDED
                                            3/31/05      3/31/04      3/31/03      3/31/02      3/31/01
                                           --------     --------     --------     --------     --------
Net asset value, beginning of year .....   $  24.38     $  18.53     $  24.08     $  23.95     $  21.87
                                           --------     --------     --------     --------     --------
Income from investment operations:
Net investment income ..................       0.35         0.27         0.13         0.06         0.11
Net realized and unrealized gain
   (loss) on investments ...............       0.69         5.68        (5.21)        1.05         3.15
                                           --------     --------     --------     --------     --------
      Total from investment
         operations ....................       1.04         5.95        (5.08)        1.11         3.26
                                           --------     --------     --------     --------     --------
DISTRIBUTIONS:
   Dividends from net investment
      income ...........................      (0.39)       (0.10)       (0.10)       (0.08)       (0.10)
   Distributions from net realized
      gains ............................      (0.36)          --        (0.37)       (0.90)       (1.08)
                                           --------     --------     --------     --------     --------
      Total distributions ..............      (0.75)       (0.10)       (0.47)       (0.98)       (1.18)
                                           --------     --------     --------     --------     --------
Net asset value, end of year ...........   $  24.67     $  24.38     $  18.53     $  24.08     $  23.95
                                           ========     ========     ========     ========     ========
Total return (a) .......................       4.18%       32.13%      (21.16)%       4.75%       14.81%
                                           ========     ========     ========     ========     ========
Ratios/Supplemental Data:
Net assets, end of year (in 000s) ......   $659,077     $728,668     $659,884     $971,230     $960,403
Ratio of operating expenses to
   average net assets ..................       1.37%        1.38%        1.36%        1.36%        1.36%
Ratio of net investment income
   to average net assets ...............       1.30%        1.09%        0.59%        0.23%        0.40%
Portfolio turnover rate ................          4%           3%           8%           6%          10%

----------
(a)   Total return represents aggregate total return for the periods indicated.

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      Tweedy, Browne American Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on December 8, 1993. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the New York Stock Exchange. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. The Fund reviews on a daily basis whether any of its assets may not be readily marketable at the most recently available prices due to unusual developments after the close of the markets in which such assets trade and reserves the right to value any assets at fair value that appear not to be readily marketable for this reason, if the Fund believes fair valuation will likely result

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

      REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

      The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds on behalf of the Fund where available.

      Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the year ended March 31, 2005 the Fund reimbursed Tweedy, Browne Company LLC $3,353 for such transaction charges.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The character of distributions paid on a tax basis during December 2004 for fiscal year 2005 and December 2003 for fiscal year 2004 is as follows:

                                                  2005           2004
Distributions paid from:
Investment Income                           $   10,691,352   $3,145,548
Short-term capital gain                                 --           --
                                            --------------   ----------
Ordinary Income                                 10,691,352    3,145,548
Long-term capital gain                           9,918,450           --
                                            --------------   ----------
      Total Distributions                   $   20,609,802   $3,145,548
                                            ==============   ==========

      As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                $   2,828,244
Undistributed realized gain                     24,092,154
Unrealized appreciation                        231,711,512
                                             -------------
       Total                                 $ 258,631,910
                                             =============

      FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.


2.    INVESTMENT   ADVISORY   FEE,   OTHER  RELATED   PARTY   TRANSACTIONS   AND
      ADMINISTRATION FEE

      The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne Company LLC ("Tweedy, Browne"). Under the Advisory Agreement, the

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the year ended March 31, 2005, Tweedy, Browne received $8,697,913.

      The current and retired managing directors and their families, as well as employees of Tweedy, Browne, the Investment Adviser to the Fund, have approximately $40.0 million of their own money invested in the Fund, as of March 31, 2005.

      The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the value of the aggregate average daily net assets of the Fund and the Tweedy, Browne Global Value Fund, allocated according to each Fund's net assets:

--------------------------------------------------------------------------------
                                         BETWEEN       BETWEEN
                                      $500 MILLION   $1 BILLION
                        UP TO              AND           AND          EXCEEDING
                     $500 MILLION      $1 BILLION    $4 BILLION       $4 BILLION
--------------------------------------------------------------------------------
Administration Fees      0.06%            0.04%          0.02%          0.015%
================================================================================
                                         BETWEEN       BETWEEN
                                      $100 MILLION   $2 BILLION
                        UP TO              AND           AND          EXCEEDING
                     $100 MILLION      $2 BILLION    $4 BILLION       $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees          0.03%            0.01%         0.0075%         0.006%
================================================================================

      No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $50,000 annually to be paid quarterly in $12,500 increments plus out-of-pocket expenses for their services as directors. The annual fee of $50,000 paid to each Non-Interested Director is divided proportionately between the Fund and the Tweedy, Browne Global Value Fund.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The current allocation ratio is 20% of the annual fee paid by the Fund and 80% paid by Tweedy, Browne Global Value Fund. Total Directors' fees paid for the year ended March 31, 2005, excluding any out-of-pocket expenses, were $46,386.

      Mellon Trust of New England, N.A. ("MTONE"), an indirect, wholly-owned subsidiary of Mellon Financial Corporation, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

3.    SECURITIES TRANSACTIONS

      Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended March 31, 2005, aggregated $22,264,188 and $162,443,530, respectively.

      At March 31, 2005, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $244,316,849 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $12,605,337.

4.    CAPITAL STOCK

      The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 400,000,000 of the unissued shares have been designated as shares of the Fund. Changes in shares outstanding for the Fund were as follows:

--------------------------------------------------------------------------------
                      YEAR ENDED 3/31/05                  YEAR ENDED 3/31/04
                    SHARES         AMOUNT               SHARES        AMOUNT
--------------------------------------------------------------------------------
Sold              1,608,918   $  39,405,584          3,347,983   $  74,125,011
Reinvested          765,199      19,405,456            120,653       2,863,102
Redeemed         (5,547,415)   (136,607,766)        (9,196,591)   (204,908,127)
--------------------------------------------------------------------------------
Net (Decrease)   (3,173,298)  $ (77,796,726)        (5,727,955)  $(127,920,014)
================================================================================

5.    FOREIGN SECURITIES

      Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

accounting,  auditing,  and financial reporting,  lower trading volume,  delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, seizure, political and social instability and diplomatic developments.

6.    LINE OF CREDIT

      The Company and MTONE entered into a Line of Credit Agreement (the "Agreement") which, as amended effective September 22, 2004, provides the Company, on behalf of the Fund and the Tweedy, Browne Global Value Fund, with a $100 million line of credit (the "Commitment") primarily for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Fund may borrow up to the value of one-third of its net assets; provided, however, that the total Commitment available to the Fund is reduced by borrowings of the Tweedy, Browne Global Value Fund. Interest is payable at the Bank's money market rate plus 0.75% on an annualized basis. Under the Agreement, the Company pays a facility fee equal to 0.10% annually of the unutilized Commitment. The Agreement requires, among other provisions, the Fund to maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregated amount of indebtedness pursuant to the Agreement of no less than three-to-one. For the year ended March 31, 2005, the Company did not borrow, on behalf of the Fund, under the Agreement.

7.    POST-OCTOBER LOSS DEFERRAL DISCLOSURE

      Certain losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the Fund's following fiscal year. For the fiscal year ended March 31, 2005, the Tweedy, Browne American Value Fund incurred and elected to defer $15,164 in currency losses.

8.    SECURITIES LENDING

      The Fund may lend  securities  to  brokers,  dealers  and other  financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities.

      At March 31, 2005, the Fund did not have any securities out on loan.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
REPORT OF PRICEWATERHOUSECOOPERS LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders of Tweedy, Browne American Value Fund and the Board of Directors of Tweedy, Browne Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tweedy, Browne American Value Fund (the "Fund") (a series of Tweedy, Browne Fund Inc.) at March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets and financial highlights of the Fund for the periods ended on or before March 31, 2004 were audited by other independent accountants whose report dated May 10, 2004 expressed an unqualified opinion on that statement and those financial highlights.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 20, 2005

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

YEAR ENDED MARCH 31, 2005

1.    TAX INFORMATION

      For the fiscal year ended March 31, 2005, the amount of long-term capital gain designated by the Fund was $26,259,672, which is taxable as a 20% rate gain for federal income tax purposes.

      Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended March 31, 2005, 100% qualify for the dividend received deduction available to corporate shareholders.

      For the fiscal year ended March 31, 2005, 100% of the distributions paid by the Fund qualifies for the 15% dividend tax rate.

2.    PORTFOLIO INFORMATION

      The Company files the Fund's complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

3.    PROXY VOTING INFORMATION

      The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Company's Statement of Additional Information which is available, without charge and upon request, by calling 1-800-432-4789. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, on the SEC's website at http://www.sec.gov.

4.    CHANGE IN INDEPENDENT ACCOUNTANTS

      On May 4, 2005, Ernst & Young LLP ("E&Y") resigned as the Fund's independent auditors for the fiscal year ended March 31, 2005. E&Y's audit reports on the Fund's financial statements for the fiscal years ended March 31, 2004 and March 31, 2003 contained no adverse opinion or disclaimer of opinion, nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended March 31, 2004 and March 31, 2003, and the interim period commencing April 1, 2004 and ended May 4, 2005, (i) there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

      On May 11, 2005 the Audit Committee and the Board of Directors appointed PricewaterhouseCoopers LLP ("PwC") as the Fund's independent auditors for the fiscal year ended March 31, 2005. During the Fund's fiscal years ended March 31, 2004 and March 31, 2003, and the interim period commencing April 1, 2004 and ended May 4, 2005, neither the Fund nor anyone on its behalf has consulted PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K, or reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

5.    SUBSEQUENT EVENTS

      As of Wednesday, May 4, 2005, immediately after net asset valuation, the Fund no longer accepts subscriptions for its shares until further notice, with the following exceptions: existing shareholders of the Fund may add to their account, including through reinvestment of distributions; financial advisors who currently have clients invested in the Fund may open new accounts and add to such accounts where operationally feasible; participants in retirement plans utilizing the Fund as an investment option on May 4, 2005 may designate the Fund where operationally feasible; employees of Tweedy, Browne and their family members may open new accounts and add to such accounts; and existing separate account clients of Tweedy, Browne may open new accounts in the Fund and may add to such accounts. The Fund reserves the right to make additional exceptions or otherwise modify the foregoing closure policy at any time and to reject any request to purchase shares for any reason.

6.    DIRECTORS AND OFFICERS INFORMATION

      Information pertaining to the Directors and officers* of the Company is set forth on the following page. The Board of Directors oversees the Company's business and investment activities and is responsible for protecting the interests of the Fund's shareholders. You can find more information about the Directors in the Company's Statement of Additional Information, which is available free of charge by calling 1-800-432-4789.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN          OTHER
                                  TERM OF                                                    FUND           TRUSTEESHIPS/
                                 OFFICE AND                                                COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS, AGE AND          LENGTH OF               PRINCIPAL OCCUPATION(S)         OVERSEEN BY           HELD BY
POSITION(S) WITH COMPANY       TIME SERVED(1)              DURING PAST 5 YEARS             DIRECTOR            DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED DIRECTORS
Paul F. Balser                    4 years            Partner, Ironwood                        2            Director, Janus
Ironwood Partners, LLC                               Partners LLC since                                     Capital Group,
420 Lexington Avenue                                 December 2001; Partner,                                     Inc.
New York, NY 10170                                   Ironwood Manufacturing
Age: 63, Director                                    Fund LP (private equity
                                                     fund), since July 2003;
                                                     Partner, Generation Partners
                                                     (private equity investments),
                                                     August 1995 to September
                                                     2004
-----------------------------------------------------------------------------------------------------------------------------------
Bruce A. Beal                     12 years           Partner and Chairman,                    2                  None
The Beal Companies                                   The Beal Companies
177 Milk Street                                      (real estate development
Boston, MA 02109                                     and investment companies);
Age: 68, Director                                    Real estate consultant
-----------------------------------------------------------------------------------------------------------------------------------
John C. Hover II                  2 years            Retired since 2001;                      2                Director,
PO Box 676                                           Previously, Executive Vice                            Excelsior Private
3039 Durham Road                                     President, United States                                Equity Fund II,
Buckingham, PA 18912                                 Trust Company of New                                    Inc.; Director,
Age: 62, Director                                    York                                                  Excelsior Venture
                                                                                                           Partners III, LLC;
                                                                                                          Director, Excelsior
                                                                                                           Venture Investors
                                                                                                                III, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Richard B. Salomon                10 years           Partner, Wolf, Block,                    2                  None
Wolf, Block, Schorr                                  Schorr & Solis-Cohen
& Solis-Cohen LLP                                    LLP since 2005; Previously,
250 Park Avenue                                      Partner, Salans (law firm)
New York, NY 10177
Age: 57, Director
-----------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED DIRECTOR(2)

Christopher H. Browne(3)          12 years           Managing Director                        2                 Director,
Tweedy, Browne                                       Tweedy, Browne                                             American
Company LLC                                          Company LLC                                                Atlantic
350 Park Avenue                                                                                                 Company
New York, NY 10022
Age: 58, Chairman and
President
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN          OTHER
                                  TERM OF                                                    FUND           TRUSTEESHIPS/
                                 OFFICE AND                                                COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS, AGE AND          LENGTH OF               PRINCIPAL OCCUPATION(S)         OVERSEEN BY           HELD BY
POSITION(S) WITH COMPANY       TIME SERVED(1)              DURING PAST 5 YEARS             DIRECTOR            DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS WHO ARE NOT DIRECTORS
William H. Browne(3)              12 years                  Managing Director                N/A                 N/A
Tweedy, Browne                                              Tweedy, Browne
Company LLC                                                 Company LLC
350 Park Avenue
New York, NY 10022
Age: 60, Vice President
-----------------------------------------------------------------------------------------------------------------------------------
Patricia A. Rogers                Elected                   Associate Counsel,               N/A                 N/A
Tweedy, Browne                   June 2004                  Tweedy, Browne
Company LLC                                                 Company LLC
350 Park Avenue
New York, NY 10022
Age: 38, Chief Compliance
Officer
-----------------------------------------------------------------------------------------------------------------------------------
M. Gervase Rosenberger            12 years                  Executive Vice                   N/A                 N/A
Tweedy, Browne                                              President, Tweedy,
Company LLC                                                 Browne Company
350 Park Avenue                                             LLC since 2001;
New York, NY 10022                                          Previously, General
Age: 54, Chief Operating                                    Counsel and Chief
Officer, Vice President and                                 Compliance Officer,
Secretary                                                   Tweedy Browne LLC
-----------------------------------------------------------------------------------------------------------------------------------
John D. Spears                    12 years                  Managing Director                N/A                 N/A
Tweedy, Browne                                              Tweedy, Browne
Company LLC                                                 Company LLC
350 Park Avenue
New York, NY 10022
Age: 56, Vice President
-----------------------------------------------------------------------------------------------------------------------------------
Robert Q. Wyckoff, Jr.             2 years                  Managing Director                N/A                 N/A
Tweedy, Browne                                              Tweedy, Browne
Company LLC                                                 Company LLC
350 Park Avenue
New York, NY 10022
Age: 52, Treasurer
-----------------------------------------------------------------------------------------------------------------------------------

------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

1 Directors and Officers will serve for an indefinite term until the earliest of their: (i) removal, (ii) resignation or (iii) death.

2 "Interested person" of the company as defined in the Investment Company Act of 1940. Mr. Christopher H. Browne is an "interested person" because of his affiliation with Tweedy, Browne Company LLC, which acts as the Company's investment adviser and distributor.

3     Mr. Christopher Browne and Mr. William Browne are brothers.

--------------------------------------------------------------------------------

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

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

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

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

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

                            TWEEDY, BROWNE FUND INC.

                          350 Park Avenue, NY, NY 10022
                                  800-432-4789
                                 www.tweedy.com


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Paul Balser is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $100,000 for 2005 and $99,000 for 2004.

AUDIT-RELATED FEES

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
         (a) of this Item are $0 for 2005 and $0 for 2004.

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,500 for 2005 and $9,000 for 2004

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              The Fund's Audit Committee reviews, negotiates and approves in advance the scope of work, any related engagement letter and the fees to be charged by the independent auditors for audit services and, subject to any de minimis exceptions, permitted non-audit services for the Fund and for permitted non-audit services for the Fund's investment adviser and any affiliates thereof that provide services to the Fund if such non-audit services have a direct impact on the operations or financial reporting of the Fund.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $203,330 for 2004 and $0 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley  Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley  Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date     JUNE 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                          Christopher H. Browne, President
                          (principal executive officer)

Date     JUNE 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF
                         -------------------------------------------------------
                          Robert Q. Wyckoff, Jr., Treasurer
                          (principal financial officer)

Date     JUNE 6, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.